UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02396

T. Rowe Price New Income Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2025

New Income Fund

Investor Class (PRCIX)

This annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Investor Class	$45	0.44%

What drove fund performance during the past 12 months?

  The U.S. investment-grade fixed income market generated positive results for the 12-month reporting period. U.S. Treasury yields fell across most maturities, benefiting bond investors, and credit sectors continued to perform well amid a resilient economy, although policy uncertainty led to increased volatility in the second half of the period.

  The fund’s underweight to Treasuries combined with out-of-benchmark and overweight allocations to high yield bonds, bank loans, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Our positioning on the yield curve was also beneficial as the curve steepened.

  Tactical adjustments to the fund’s duration position detracted from performance versus the benchmark. Security selection in the agency mortgage-backed securities sector also hurt performance.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. At period-end, credit risk levels in the portfolio, as measured by the duration times spread metric, were below longer-term averages. We remained cognizant of heightened policy uncertainty but took advantage of opportunities during the period to add securities to the portfolio that, in our view, offered attractive risk-adjusted yields.

  The fund had material exposure to derivatives, including interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve. The fund held some credit derivatives as well.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2025

	Investor Class	Regulatory/Strategy Benchmark
2015	10,000	10,000
2015	9,908	9,945
2015	9,961	9,988
2016	10,057	10,164
2016	10,250	10,299
2016	10,496	10,539
2016	10,159	10,205
2017	10,279	10,308
2017	10,425	10,462
2017	10,572	10,591
2017	10,533	10,533
2018	10,381	10,360
2018	10,402	10,423
2018	10,462	10,480
2018	10,349	10,391
2019	10,644	10,689
2019	11,066	11,090
2019	11,499	11,546
2019	11,472	11,513
2020	11,823	11,937
2020	11,603	12,134
2020	11,962	12,293
2020	12,087	12,351
2021	11,947	12,102
2021	11,960	12,085
2021	12,178	12,283
2021	12,111	12,209
2022	11,690	11,782
2022	10,944	11,091
2022	10,690	10,868
2022	10,416	10,641
2023	10,440	10,637
2023	10,577	10,854
2023	10,433	10,738
2023	10,436	10,767
2024	10,648	10,991
2024	10,668	10,995
2024	11,174	11,522
2024	11,155	11,507
2025	11,279	11,629
2025	11,221	11,596

202501-4140694, 202507-4489037

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Average Annual Total Returns

	1 Year	5 Years	10 Years
New Income Fund (Investor Class)	5.18%	-0.67%	1.16%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.46	-0.90	1.49

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$15,774,894
  Number of Portfolio Holdings1,613
  Investment Advisory Fees Paid (000s)$8,428
  Portfolio Turnover Rate99.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	37.1%
Corporate Bonds	24.6
U.S. Government & Agency Mortgage-Backed Securities	20.2
Asset-Backed Securities	7.8
Bank Loans	3.8
Non-U.S. Government Mortgage-Backed Securities	3.4
Foreign Government Obligations & Municipalities	1.3
Securities Lending Collateral	0.4
Short-Term and Other	1.4

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	24.0%
U.S. Treasury Bonds	13.0
Federal National Mortgage Assn.	10.6
Federal Home Loan Mortgage	4.8
Government National Mortgage Assn.	4.5
Santander Drive Auto Receivables Trust	1.1
Bank of America	0.8
JPMorgan Chase	0.6
NRG Energy	0.6
Centene	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Income Fund

Investor Class (PRCIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2025

New Income Fund

Advisor Class (PANIX)

This annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Advisor Class	$94	0.92%

What drove fund performance during the past 12 months?

  The U.S. investment-grade fixed income market generated positive results for the 12-month reporting period. U.S. Treasury yields fell across most maturities, benefiting bond investors, and credit sectors continued to perform well amid a resilient economy, although policy uncertainty led to increased volatility in the second half of the period.

  The fund’s underweight to Treasuries combined with out-of-benchmark and overweight allocations to high yield bonds, bank loans, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Our positioning on the yield curve was also beneficial as the curve steepened.

  Tactical adjustments to the fund’s duration position detracted from performance versus the benchmark. Security selection in the agency mortgage-backed securities sector also hurt performance.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. At period-end, credit risk levels in the portfolio, as measured by the duration times spread metric, were below longer-term averages. We remained cognizant of heightened policy uncertainty but took advantage of opportunities during the period to add securities to the portfolio that, in our view, offered attractive risk-adjusted yields.

  The fund had material exposure to derivatives, including interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve. The fund held some credit derivatives as well.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2025

	Advisor Class	Regulatory/Strategy Benchmark
2015	10,000	10,000
2015	9,902	9,945
2015	9,950	9,988
2016	10,041	10,164
2016	10,228	10,299
2016	10,467	10,539
2016	10,125	10,205
2017	10,238	10,308
2017	10,388	10,462
2017	10,518	10,591
2017	10,471	10,533
2018	10,325	10,360
2018	10,327	10,423
2018	10,378	10,480
2018	10,256	10,391
2019	10,542	10,689
2019	10,951	11,090
2019	11,369	11,546
2019	11,334	11,513
2020	11,672	11,937
2020	11,446	12,134
2020	11,791	12,293
2020	11,904	12,351
2021	11,756	12,102
2021	11,760	12,085
2021	11,963	12,283
2021	11,881	12,209
2022	11,430	11,782
2022	10,665	11,091
2022	10,409	10,868
2022	10,134	10,641
2023	10,181	10,637
2023	10,299	10,854
2023	10,145	10,738
2023	10,136	10,767
2024	10,330	10,991
2024	10,336	10,995
2024	10,815	11,522
2024	10,784	11,507
2025	10,890	11,629
2025	10,820	11,596

202501-4140694, 202507-4489037

F243-052 7/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
New Income Fund (Advisor Class)	4.68%	-1.12%	0.79%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.46	-0.90	1.49

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$15,774,894
  Number of Portfolio Holdings1,613
  Investment Advisory Fees Paid (000s)$8,428
  Portfolio Turnover Rate99.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	37.1%
Corporate Bonds	24.6
U.S. Government & Agency Mortgage-Backed Securities	20.2
Asset-Backed Securities	7.8
Bank Loans	3.8
Non-U.S. Government Mortgage-Backed Securities	3.4
Foreign Government Obligations & Municipalities	1.3
Securities Lending Collateral	0.4
Short-Term and Other	1.4

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	24.0%
U.S. Treasury Bonds	13.0
Federal National Mortgage Assn.	10.6
Federal Home Loan Mortgage	4.8
Government National Mortgage Assn.	4.5
Santander Drive Auto Receivables Trust	1.1
Bank of America	0.8
JPMorgan Chase	0.6
NRG Energy	0.6
Centene	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Income Fund

Advisor Class (PANIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2025

New Income Fund

R Class (RRNIX)

This annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - R Class	$110	1.08%

What drove fund performance during the past 12 months?

  The U.S. investment-grade fixed income market generated positive results for the 12-month reporting period. U.S. Treasury yields fell across most maturities, benefiting bond investors, and credit sectors continued to perform well amid a resilient economy, although policy uncertainty led to increased volatility in the second half of the period.

  The fund’s underweight to Treasuries combined with out-of-benchmark and overweight allocations to high yield bonds, bank loans, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Our positioning on the yield curve was also beneficial as the curve steepened.

  Tactical adjustments to the fund’s duration position detracted from performance versus the benchmark. Security selection in the agency mortgage-backed securities sector also hurt performance.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. At period-end, credit risk levels in the portfolio, as measured by the duration times spread metric, were below longer-term averages. We remained cognizant of heightened policy uncertainty but took advantage of opportunities during the period to add securities to the portfolio that, in our view, offered attractive risk-adjusted yields.

  The fund had material exposure to derivatives, including interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve. The fund held some credit derivatives as well.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2025

	R Class	Regulatory/Strategy Benchmark
2015	10,000	10,000
2015	9,894	9,945
2015	9,934	9,988
2016	10,006	10,164
2016	10,184	10,299
2016	10,425	10,539
2016	10,066	10,205
2017	10,169	10,308
2017	10,308	10,462
2017	10,427	10,591
2017	10,372	10,533
2018	10,218	10,360
2018	10,211	10,423
2018	10,253	10,480
2018	10,126	10,391
2019	10,411	10,689
2019	10,794	11,090
2019	11,198	11,546
2019	11,166	11,513
2020	11,489	11,937
2020	11,247	12,134
2020	11,575	12,293
2020	11,676	12,351
2021	11,533	12,102
2021	11,514	12,085
2021	11,716	12,283
2021	11,632	12,209
2022	11,209	11,782
2022	10,467	11,091
2022	10,207	10,868
2022	9,929	10,641
2023	9,948	10,637
2023	10,063	10,854
2023	9,909	10,738
2023	9,897	10,767
2024	10,082	10,991
2024	10,084	10,995
2024	10,533	11,522
2024	10,512	11,507
2025	10,611	11,629
2025	10,540	11,596

202501-4140694, 202507-4489037

F443-052 7/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
New Income Fund (R Class)	4.52%	-1.29%	0.53%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.46	-0.90	1.49

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$15,774,894
  Number of Portfolio Holdings1,613
  Investment Advisory Fees Paid (000s)$8,428
  Portfolio Turnover Rate99.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	37.1%
Corporate Bonds	24.6
U.S. Government & Agency Mortgage-Backed Securities	20.2
Asset-Backed Securities	7.8
Bank Loans	3.8
Non-U.S. Government Mortgage-Backed Securities	3.4
Foreign Government Obligations & Municipalities	1.3
Securities Lending Collateral	0.4
Short-Term and Other	1.4

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	24.0%
U.S. Treasury Bonds	13.0
Federal National Mortgage Assn.	10.6
Federal Home Loan Mortgage	4.8
Government National Mortgage Assn.	4.5
Santander Drive Auto Receivables Trust	1.1
Bank of America	0.8
JPMorgan Chase	0.6
NRG Energy	0.6
Centene	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Income Fund

R Class (RRNIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2025

New Income Fund

I Class (PRXEX)

This annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - I Class	$36	0.35%

What drove fund performance during the past 12 months?

  The U.S. investment-grade fixed income market generated positive results for the 12-month reporting period. U.S. Treasury yields fell across most maturities, benefiting bond investors, and credit sectors continued to perform well amid a resilient economy, although policy uncertainty led to increased volatility in the second half of the period.

  The fund’s underweight to Treasuries combined with out-of-benchmark and overweight allocations to high yield bonds, bank loans, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Our positioning on the yield curve was also beneficial as the curve steepened.

  Tactical adjustments to the fund’s duration position detracted from performance versus the benchmark. Security selection in the agency mortgage-backed securities sector also hurt performance.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. At period-end, credit risk levels in the portfolio, as measured by the duration times spread metric, were below longer-term averages. We remained cognizant of heightened policy uncertainty but took advantage of opportunities during the period to add securities to the portfolio that, in our view, offered attractive risk-adjusted yields.

  The fund had material exposure to derivatives, including interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve. The fund held some credit derivatives as well.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2025

	I Class	Regulatory/Strategy Benchmark
8/28/15	500,000	500,000
8/31/15	499,509	499,700
11/30/15	501,856	501,835
2/29/16	506,907	510,694
5/31/16	516,832	517,490
8/31/16	529,997	529,513
11/30/16	512,654	512,733
2/28/17	518,899	517,921
5/31/17	526,996	525,659
8/31/17	534,071	532,121
11/30/17	532,290	529,213
2/28/18	525,383	520,537
5/31/18	526,033	523,690
8/31/18	529,229	526,537
11/30/18	523,647	522,110
2/28/19	539,353	537,037
5/31/19	560,330	557,208
8/31/19	582,416	580,098
11/30/19	581,820	578,452
2/29/20	599,812	599,778
5/31/20	588,239	609,672
8/31/20	606,588	617,651
11/30/20	613,045	620,586
2/28/21	606,661	608,076
5/31/21	606,845	607,204
8/31/21	618,009	617,130
11/30/21	615,320	613,428
2/28/22	594,065	591,997
5/31/22	555,740	557,280
8/31/22	542,924	546,062
11/30/22	529,089	534,666
2/28/23	531,075	534,444
5/31/23	538,185	545,338
8/31/23	530,263	539,546
11/30/23	531,209	540,974
2/29/24	541,433	552,226
5/31/24	542,567	552,458
8/31/24	568,484	578,915
11/30/24	568,343	578,166
2/28/25	574,756	584,300
5/31/25	571,900	582,616

202501-4140694, 202507-4489037

F533-052 7/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
New Income Fund (I Class)	5.41%	-0.56%	1.39%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.46	-0.90	1.58

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$15,774,894
  Number of Portfolio Holdings1,613
  Investment Advisory Fees Paid (000s)$8,428
  Portfolio Turnover Rate99.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	37.1%
Corporate Bonds	24.6
U.S. Government & Agency Mortgage-Backed Securities	20.2
Asset-Backed Securities	7.8
Bank Loans	3.8
Non-U.S. Government Mortgage-Backed Securities	3.4
Foreign Government Obligations & Municipalities	1.3
Securities Lending Collateral	0.4
Short-Term and Other	1.4

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	24.0%
U.S. Treasury Bonds	13.0
Federal National Mortgage Assn.	10.6
Federal Home Loan Mortgage	4.8
Government National Mortgage Assn.	4.5
Santander Drive Auto Receivables Trust	1.1
Bank of America	0.8
JPMorgan Chase	0.6
NRG Energy	0.6
Centene	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Income Fund

I Class (PRXEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2025

New Income Fund

Z Class (TRVZX)

This annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  The U.S. investment-grade fixed income market generated positive results for the 12-month reporting period. U.S. Treasury yields fell across most maturities, benefiting bond investors, and credit sectors continued to perform well amid a resilient economy, although policy uncertainty led to increased volatility in the second half of the period.

  The fund’s underweight to Treasuries combined with out-of-benchmark and overweight allocations to high yield bonds, bank loans, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Our positioning on the yield curve was also beneficial as the curve steepened.

  Tactical adjustments to the fund’s duration position detracted from performance versus the benchmark. Security selection in the agency mortgage-backed securities sector also hurt performance.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. At period-end, credit risk levels in the portfolio, as measured by the duration times spread metric, were below longer-term averages. We remained cognizant of heightened policy uncertainty but took advantage of opportunities during the period to add securities to the portfolio that, in our view, offered attractive risk-adjusted yields.

  The fund had material exposure to derivatives, including interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve. The fund held some credit derivatives as well.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2025

	Z Class	Regulatory/Strategy Benchmark
3/16/20	10,000	10,000
5/31/20	10,160	10,215
8/31/20	10,487	10,349
11/30/20	10,609	10,398
2/28/21	10,509	10,188
5/31/21	10,522	10,173
8/31/21	10,727	10,340
11/30/21	10,690	10,278
2/28/22	10,329	9,919
5/31/22	9,671	9,337
8/31/22	9,457	9,149
11/30/22	9,224	8,958
2/28/23	9,267	8,954
5/31/23	9,399	9,137
8/31/23	9,269	9,040
11/30/23	9,294	9,064
2/29/24	9,493	9,252
5/31/24	9,522	9,256
8/31/24	9,972	9,700
11/30/24	9,979	9,687
2/28/25	10,100	9,790
5/31/25	10,059	9,762

202501-4140694, 202507-4489037

F1264-052 7/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
New Income Fund (Z Class)	5.64%	-0.20%	0.11%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.46	-0.90	-0.46

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$15,774,894
  Number of Portfolio Holdings1,613
  Investment Advisory Fees Paid (000s)$8,428
  Portfolio Turnover Rate99.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	37.1%
Corporate Bonds	24.6
U.S. Government & Agency Mortgage-Backed Securities	20.2
Asset-Backed Securities	7.8
Bank Loans	3.8
Non-U.S. Government Mortgage-Backed Securities	3.4
Foreign Government Obligations & Municipalities	1.3
Securities Lending Collateral	0.4
Short-Term and Other	1.4

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	24.0%
U.S. Treasury Bonds	13.0
Federal National Mortgage Assn.	10.6
Federal Home Loan Mortgage	4.8
Government National Mortgage Assn.	4.5
Santander Drive Auto Receivables Trust	1.1
Bank of America	0.8
JPMorgan Chase	0.6
NRG Energy	0.6
Centene	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Income Fund

Z Class (TRVZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$34,043	$33,841
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,746,000 and $1,230,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRCIX New Income Fund
PANIX New Income Fund–
.
Advisor Class
RRNIX New Income Fund–
.
R Class
PRXEX New Income Fund–
.
I Class
TRVZX New Income Fund–
.
Z Class

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 7.84 $ 8.11 $ 8.66 $ 9.71 $ 9.70
Investment activities
Net investment income
(1)(2)
0.35 0.33 0.26 0.15 0.19
Net realized and unrealized
gain/loss 0.05 (0.27) (0.55) (0.96) 0.11
Total from investment
activities 0.40 0.06 (0.29) (0.81) 0.30
Distributions
Net investment income (0.35) (0.33) (0.26) (0.14) (0.20)
Net realized gain — — — (0.10) (0.09)
Total distributions (0.35) (0.33) (0.26) (0.24) (0.29)
NET ASSET VALUE
End of period $ 7.89 $ 7.84 $ 8.11 $ 8.66 $ 9.71

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
5.18% 0.86% (3.35)% (8.50)% 3.08%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.55% 0.54% 0.53% 0.45% 0.47%
Net expenses after
waivers/payments by Price
Associates 0.44% 0.44% 0.44% 0.45% 0.47%
Net investment income 4.39% 4.17% 3.13% 1.51% 1.96%
Portfolio turnover rate
(4)
99.3% 179.3% 171.6% 229.1% 126.4%
Portfolio turnover rate,
excluding mortgage dollar roll
transactions 67.1% 90.7% 111.9% 93.1% 74.6%
Net assets, end of period (in
millions) $580 $715 $819 $1,000 $2,911
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 7.82 $ 8.09 $ 8.64 $ 9.69 $ 9.68
Investment activities
Net investment income
(1)(2)
0.31 0.29 0.25 0.06 0.16
Net realized and unrealized
gain/loss 0.05 (0.26) (0.55) (0.95) 0.11
Total from investment
activities 0.36 0.03 (0.30) (0.89) 0.27
Distributions
Net investment income (0.31) (0.30) (0.25) (0.06) (0.17)
Net realized gain — — — (0.10) (0.09)
Total distributions (0.31) (0.30) (0.25) (0.16) (0.26)
NET ASSET VALUE
End of period $ 7.87 $ 7.82 $ 8.09 $ 8.64 $ 9.69

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
4.68% 0.36% (3.43)% (9.31)% 2.75%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.39% 1.29% 0.52% 1.31% 0.80%
Net expenses after
waivers/payments by Price
Associates 0.92% 0.92% 0.52% 1.31% 0.80%
Net investment income 3.91% 3.69% 2.99% 0.65% 1.62%
Portfolio turnover rate
(4)
99.3% 179.3% 171.6% 229.1% 126.4%
Portfolio turnover rate,
excluding mortgage dollar roll
transactions 67.1% 90.7% 111.9% 93.1% 74.6%
Net assets, end of period (in
thousands) $7,218 $7,769 $9,209 $14,228 $20,183
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
R Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 7.84 $ 8.11 $ 8.65 $ 9.70 $ 9.69
Investment activities
Net investment income
(1)(2)
0.30 0.28 0.20 0.08 0.12
Net realized and unrealized
gain/loss 0.05 (0.27) (0.53) (0.95) 0.11
Total from investment
activities 0.35 0.01 (0.33) (0.87) 0.23
Distributions
Net investment income (0.30) (0.28) (0.21) (0.08) (0.13)
Net realized gain — — — (0.10) (0.09)
Total distributions (0.30) (0.28) (0.21) (0.18) (0.22)
NET ASSET VALUE
End of period $ 7.89 $ 7.84 $ 8.11 $ 8.65 $ 9.70

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
4.52% 0.21% (3.86)% (9.10)% 2.38%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.30% 1.25% 1.08% 1.16% 1.30%
Net expenses after
waivers/payments by Price
Associates 1.08% 1.08% 1.08% 1.11% 1.15%
Net investment income 3.75% 3.54% 2.47% 0.84% 1.26%
Portfolio turnover rate
(4)
99.3% 179.3% 171.6% 229.1% 126.4%
Portfolio turnover rate,
excluding mortgage dollar roll
transactions 67.1% 90.7% 111.9% 93.1% 74.6%
Net assets, end of period (in
thousands) $1,044 $1,043 $1,012 $1,407 $2,024
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 7.83 $ 8.11 $ 8.65 $ 9.70 $ 9.69
Investment activities
Net investment income
(1)(2)
0.36 0.34 0.27 0.16 0.20
Net realized and unrealized
gain/loss 0.06 (0.28) (0.54) (0.96) 0.11
Total from investment
activities 0.42 0.06 (0.27) (0.80) 0.31
Distributions
Net investment income (0.36) (0.34) (0.27) (0.15) (0.21)
Net realized gain — — — (0.10) (0.09)
Total distributions (0.36) (0.34) (0.27) (0.25) (0.30)
NET ASSET VALUE
End of period $ 7.89 $ 7.83 $ 8.11 $ 8.65 $ 9.70

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
5.41% 0.81% (3.16)% (8.42)% 3.16%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.35% 0.36% 0.36% 0.36% 0.39%
Net expenses after
waivers/payments by Price
Associates 0.35% 0.36% 0.36% 0.36% 0.39%
Net investment income 4.47% 4.26% 3.22% 1.67% 2.04%
Portfolio turnover rate
(4)
99.3% 179.3% 171.6% 229.1% 126.4%
Portfolio turnover rate,
excluding mortgage dollar roll
transactions 67.1% 90.7% 111.9% 93.1% 74.6%
Net assets, end of period (in
millions) $2,045 $2,561 $2,663 $3,015 $2,543
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 7.84 $ 8.11 $ 8.65 $ 9.70 $ 9.69
Investment activities
Net investment income
(1)(2)
0.38 0.36 0.29 0.18 0.23
Net realized and unrealized
gain/loss 0.06 (0.26) (0.54) (0.94) 0.12
Total from investment
activities 0.44 0.10 (0.25) (0.76) 0.35
Distributions
Net investment income (0.39) (0.37) (0.29) (0.19) (0.25)
Net realized gain — — — (0.10) (0.09)
Total distributions (0.39) (0.37) (0.29) (0.29) (0.34)
NET ASSET VALUE
End of period $ 7.89 $ 7.84 $ 8.11 $ 8.65 $ 9.70

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
5.64% 1.30% (2.81)% (8.09)% 3.56%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.32% 0.32% 0.32% 0.34% 0.38%
Net expenses after
waivers/payments by Price
Associates 0.00% 0.00% 0.00% 0.00% 0.00%
Net investment income 4.83% 4.63% 3.58% 1.93% 2.37%
Portfolio turnover rate
(4)
99.3% 179.3% 171.6% 229.1% 126.4%
Portfolio turnover rate,
excluding mortgage dollar roll
transactions 67.1% 90.7% 111.9% 93.1% 74.6%
Net assets, end of period (in
millions) $13,142 $13,302 $12,355 $13,847 $15,804
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
May 31, 2025

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  7.8%
Car Loan  2.9%
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  458 457
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  10,301 10,281
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  10,995 11,215
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.422%, 12/26/31 (1) 6,533 6,553
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.822%, 12/26/31 (1) 142 143
CarMax Auto Owner Trust
Series 2022-1, Class C
2.20%, 11/15/27  11,975 11,714
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  2,585 2,609
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  10,260 10,333
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  5,115 5,166
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 736 722
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  13,955 13,565
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  13,890 14,153
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 26,574 26,086
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 10,280 10,402

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 6,525 6,581
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 4,495 4,562
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  30,276 29,918
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  10,848 10,856
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  3,250 3,305
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  9,545 9,645
Ford Credit Auto Lease Trust
Series 2023-B, Class D
6.97%, 6/15/28  7,830 7,922
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 33,720 34,082
Ford Credit Floorplan Master Owner Trust
Series 2024-3, Class B
4.50%, 9/15/29 (1) 3,480 3,444
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 8,931 9,050
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 13,055 13,022
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 398 399
Santander Drive Auto Receivables Trust
Series 2020-4, Class E
2.85%, 4/17/28 (1) 31,106 30,872
Santander Drive Auto Receivables Trust
Series 2021-1, Class E
2.51%, 12/15/28  46,583 46,094
Santander Drive Auto Receivables Trust
Series 2021-3, Class E
2.70%, 10/16/28 (1) 55,750 55,296

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 34,950 34,735
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  7,575 7,582
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 4,615 4,660
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 2,340 2,370
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 13,590 13,736
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 2,920 2,981
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 2,950 2,985
457,496
Credit Card  0.1%
Synchrony Card Issuance Trust
Series 2025-A1, Class A
4.78%, 2/15/31  16,765 16,941
16,941
Other Asset-Backed Securities  4.6%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 6.106%, 4/15/35 (1) 16,085 16,062
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49 (1) 11,410 11,205
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 7,880 8,063
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 4,549 4,572
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 5,580 5,676
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 3,051 3,000

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.589%, 1/18/38 (1) 18,615 18,655
CIFC Funding
Series 2020-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.906%, 1/15/40 (1) 10,530 10,482
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 7,433 7,428
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 32,015 30,851
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 4,328 4,384
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 100 101
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 11,640 11,679
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 1,465 1,469
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 6,895 6,915
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 1,630 1,639
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 5,347 5,308
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 13,540 12,543
Dryden
Series 2021-93A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.956%, 1/15/38 (1) 11,510 11,566
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 4,687 4,806
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 3,763 3,841

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.78%, 1/17/37 (1) 10,910 10,933
Fortress Credit BSL XXVI
Series 2024-4A, Class B, CLO, FRN
3M TSFR + 1.90%, 6.215%, 1/15/38 (1) 2,445 2,443
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 6,105 6,263
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 4,052 3,685
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 13,445 13,802
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 4,769 4,762
HPEFS Equipment Trust
Series 2022-2A, Class C
4.43%, 9/20/29 (1) 583 583
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 1,285 1,293
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 5,005 5,053
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 3,320 3,372
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 6,085 6,126
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 2,730 2,754
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 5.842%, 4/22/37 (1) 7,800 7,832
Jersey Mike's Funding
Series 2021-1A, Class A2I
2.891%, 2/15/52 (1) 454 438
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 6.006%, 1/15/36 (1) 11,620 11,663

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 5.569%, 10/20/34 (1) 7,130 7,137
Madison Park Funding LX
Series 2022-60A, Class BR, CLO, FRN
3M TSFR + 1.75%, 6.032%, 10/25/37 (1) 6,270 6,266
Madison Park Funding LXI
Series 2023-61A, Class A, CLO, FRN
3M TSFR + 1.73%, 5.999%, 1/20/37 (1) 11,305 11,342
Madison Park Funding XLVII
Series 2020-47A, Class A1R, CLO, FRN
3M TSFR + 1.54%, 5.809%, 4/19/37 (1) 5,495 5,514
Madison Park Funding XLVII
Series 2020-47A, Class BR, CLO, FRN
3M TSFR + 1.95%, 6.219%, 4/19/37 (1) 4,000 4,015
MidOcean Credit VI
Series 2016-6A, Class ARRR, CLO, FRN
3M TSFR + 1.23%, 5.499%, 4/20/33 (1) 3,930 3,927
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 5,020 4,887
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 23,220 23,466
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 13,869 13,912
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 4,061 4,176
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 2,721 2,783
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 5.33%, 7/17/36 (1) 9,410 9,413
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 5.589%, 1/20/39 (1) 17,895 17,923
Northwoods Capital XII-B
Series 2018-12BA, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.999%, 6/15/31 (1) 10,175 10,161
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.558%, 11/13/31 (1) 14,900 14,863

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.609%, 11/26/37 (1) 10,370 10,387
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 5.969%, 11/26/37 (1) 7,015 7,018
Octagon Investment Partners 49
Series 2020-5A, Class AR, CLO, FRN
3M TSFR + 1.52%, 5.776%, 4/15/37 (1) 13,935 13,985
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 991 993
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 3,023 3,068
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 1,160 1,183
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 5,819 5,859
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 5.48%, 7/30/31 (1) 2,945 2,946
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 5.976%, 11/15/36 (1) 17,485 17,520
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 3,285 3,300
Progress Residential Trust
Series 2021-SFR8, Class B
1.681%, 10/17/38 (1) 4,920 4,732
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.452%, 8/20/32 (1) 10,586 10,581
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.806%, 4/15/37 (1) 21,300 21,369
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 5.956%, 10/15/39 (1) 8,260 8,263
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 23,953 24,381

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Sierra Timeshare Receivables Funding
Series 2022-3A, Class B
6.32%, 7/20/39 (1) 964 982
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.832%, 4/25/37 (1) 29,505 29,597
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.919%, 1/20/32 (1) 5,045 5,045
Symphony
Series 2023-40A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.942%, 1/5/38 (1) 8,515 8,516
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.456%, 10/15/31 (1) 26,138 26,192
Symphony XXXI
Series 2022-31A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.772%, 1/22/38 (1) 13,970 13,951
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 5.456%, 7/15/30 (1) 2,268 2,267
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.519%, 7/20/31 (1) 12,543 12,550
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $21,344 (2)(3) 21,344 21,344
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 7,031 7,001
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.469%, 1/20/32 (1) 2,086 2,086
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 5.342%, 1/25/35 (1) 14,130 14,025
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 4,809 4,876
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  9,270 9,260
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 5.473%, 4/20/38 (1) 35,005 34,962
729,271

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Student Loan  0.2%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 4,251 4,202
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 20,755 18,045
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 2,716 2,675
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 10,797 9,509
34,431
Total Asset-Backed Securities
(Cost $1,234,678) 1,238,139
BANK LOANS  3.8% (4)
FINANCIAL INSTITUTIONS  0.9%
Brokerage Asset Managers Exchanges  0.4%
Citadel Securities Global Holdings, FRN
1M TSFR + 2.00%, 6.327%, 10/31/31  53,943 54,105
Jane Street Group, FRN
3M TSFR + 2.00%, 6.333%, 12/15/31  9,970 9,941
64,046
Insurance  0.5%
Alera Group, FRN
1M TSFR + 3.25%, 5/21/32 (5) 4,540 4,542
Alliant Holdings Intermediate, FRN
1M TSFR + 2.75%, 7.075%, 9/19/31  15,281 15,212
AssuredPartners, FRN
1M TSFR + 3.50%, 7.827%, 2/14/31  6,615 6,624
Asurion, FRN
1M TSFR + 4.25%, 8.677%, 8/19/28  4,956 4,938
Asurion, FRN
1M TSFR + 5.25%, 9.691%, 1/31/28  7,728 7,448
Asurion, FRN
1M TSFR + 5.25%, 9.691%, 1/20/29  7,210 6,818
HUB International, FRN
3M TSFR + 2.50%, 6.77%, 6/20/30  25,446 25,437
TIH Insurance Holdings, FRN
3M TSFR + 2.75%, 7.049%, 5/6/31  13,436 13,397
84,416
Total Financial Institutions 148,462

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
INDUSTRIAL  2.3%
Capital Goods  0.3%
Charter Next Generation, FRN
1M TSFR + 2.75%, 7.061%, 11/29/30  11,757 11,775
Filtration Group, FRN
1M TSFR + 3.00%, 7.327%, 10/21/28  5,050 5,063
Quikrete Holdings, FRN
1M TSFR + 2.25%, 6.577%, 1/30/32  8,851 8,807
QXO Building Products, FRN
3M TSFR + 3.00%, 7.28%, 4/30/32  491 493
TK Elevator U.S. Newco, FRN
3M TSFR + 3.00%, 7.237%, 4/30/30 (5) 8,315 8,328
TransDigm, FRN
3M TSFR + 2.75%, 7.049%, 3/22/30  5,116 5,127
WEC U.S. Holdings, FRN
1M TSFR + 2.25%, 6.574%, 1/27/31  5,067 5,055
44,648
Communications  0.1%
Lamar Media, FRN
1M TSFR + 1.50%, 5.927%, 2/5/27  14,435 14,393
Level 3 Financing, FRN
1M TSFR + 4.25%, 8.577%, 3/29/32  8,250 8,291
22,684
Consumer Cyclical  0.5%
Belron Finance, FRN
3M TSFR + 2.75%, 7.049%, 10/16/31  4,974 4,990
Caesars Entertainment, FRN
1M TSFR + 2.25%, 6.577%, 2/6/30  3,375 3,363
Clarios Global, FRN
1M TSFR + 2.75%, 7.077%, 1/28/32  6,680 6,657
Delta 2, FRN
3M TSFR + 2.00%, 6.299%, 9/10/31 (5) 5,020 5,017
EOC Borrower, FRN
1M TSFR + 3.00%, 7.327%, 3/24/32  5,470 5,451
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 6.075%, 11/8/30  53,680 53,840
UFC Holdings, FRN
3M TSFR + 2.25%, 6.571%, 11/21/31  7,405 7,421
86,739
Consumer Non-Cyclical  0.4%
ICON Luxembourg, FRN
3M TSFR + 2.00%, 6.299%, 7/3/28  1,388 1,392
IQVIA, FRN
3M TSFR + 1.75%, 6.049%, 1/2/31  40,612 40,637

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Medline Borrower, FRN
1M TSFR + 2.25%, 6.577%, 10/23/28  8,335 8,326
Opal U.S., FRN
6M TSFR + 3.25%, 3/31/32 (5) 14,000 14,007
64,362
Energy  0.2%
EPIC Crude Services, FRN
3M TSFR + 3.00%, 7.256%, 10/15/31  5,167 5,178
Hilcorp Energy I, FRN
1M TSFR + 2.00%, 6.314%, 2/11/30  24,470 24,399
29,577
Technology  0.7%
Applied Systems, FRN
3M TSFR + 2.50%, 6.799%, 2/24/31  21,059 21,125
Applied Systems, FRN
3M TSFR + 4.50%, 8.799%, 2/23/32  882 901
Ascend Learning, FRN
1M TSFR + 3.00%, 7.327%, 12/11/28  5,977 5,946
AthenaHealth Group, FRN
1M TSFR + 2.75%, 7.077%, 2/15/29  4,953 4,929
Avalara, FRN
3M TSFR + 3.25%, 7.553%, 3/26/32  5,870 5,869
Clearwater Analytics, FRN
3M TSFR + 2.25%, 6.519%, 4/21/32 (2) 5,105 5,105
Cloud Software Group, FRN
3M TSFR + 3.75%, 8.049%, 3/21/31  4,995 4,980
Ellucian Holdings, FRN
1M TSFR + 3.00%, 7.327%, 10/9/29  12,063 12,071
Epicor Software, FRN
1M TSFR + 2.75%, 7.077%, 5/30/31  11,940 11,962
Sandisk, FRN
3M TSFR + 3.00%, 7.321%, 2/20/32 (2) 9,000 8,865
Shift4 Payments, FRN
1M TSFR + 2.75%, 5/8/32 (5) 1,550 1,559
UKG, FRN
1M TSFR + 3.00%, 7.311%, 2/10/31  19,885 19,917
103,229
Transportation  0.1%
AAdvantage Loyality IP, FRN
3M TSFR + 2.25%, 6.522%, 4/20/28  8,189 8,095
8,095
Total Industrial 359,334

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
UTILITY  0.6%
Electric  0.6%
Cogentrix Finance Holdco I, FRN
1M TSFR + 2.75%, 7.077%, 2/26/32  4,988 4,999
NRG Energy, FRN
3M TSFR + 1.75%, 6.03%, 4/16/31  76,433 76,425
Talen Energy Supply, FRN
3M TSFR + 2.50%, 6.808%, 5/17/30  3,221 3,223
Talen Energy Supply, FRN
3M TSFR + 2.50%, 6.808%, 12/13/31  5,247 5,246
Total Utility 89,893
Total Bank Loans
(Cost $597,085) 597,689
BOND FUNDS  0.0%
Mutual Funds & Exchange-Traded Funds  0.0%
T. Rowe Price Institutional Floating Rate Fund - Z Class, 7.68% (6)
(7) 37 348
Total Bond Funds
(Cost $327) 348
CORPORATE BONDS  24.6%
FINANCIAL INSTITUTIONS  8.4%
Banking  4.8%
American Express, VR, 5.016%, 4/25/31 (8) 17,670 17,856
American Express, VR, 5.667%, 4/25/36 (8) 6,685 6,829
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (EUR) (8) 1,500 1,820
Banco Bilbao Vizcaya Argentaria, VR, 6.033%, 3/13/35 (8) 24,400 24,948
Bank of America, VR, 1.898%, 7/23/31 (8) 76,106 65,937
Bank of America, VR, 2.299%, 7/21/32 (8) 13,098 11,240
Bank of America, VR, 5.518%, 10/25/35 (8) 25,965 25,501
Bank of America, VR, 5.819%, 9/15/29 (8) 25,037 25,950
Barclays, VR, 5.086%, 2/25/29 (8) 8,060 8,101
Barclays, VR, 5.367%, 2/25/31 (8) 9,700 9,776
BNP Paribas, VR, 0.875%, 8/31/33 (EUR) (8) 1,800 1,891
CaixaBank, VR, 6.037%, 6/15/35 (1)(8) 19,705 20,259
CaixaBank, VR, 6.208%, 1/18/29 (1)(8) 21,910 22,607
Capital One Financial, VR, 5.70%, 2/1/30 (8)(9) 3,361 3,454
Capital One Financial, VR, 7.624%, 10/30/31 (8) 3,005 3,355
Ceska sporitelna, VR, 4.57%, 7/3/31 (EUR) (8) 1,500 1,783
Ceska sporitelna, VR, 4.824%, 1/15/30 (EUR) (8) 1,500 1,788

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Ceska sporitelna, VR, 5.737%, 3/8/28 (EUR) (8) 1,500 1,782
Citigroup, 4.45%, 9/29/27  5,040 5,011
Citigroup, VR, 2.561%, 5/1/32 (8) 10,603 9,244
Citigroup, VR, 5.827%, 2/13/35 (8) 23,848 23,735
Citigroup, VR, 6.02%, 1/24/36 (8) 18,360 18,442
Commonwealth Bank of Australia, VR, 5.929%, 3/14/46 (1)(8) 9,390 8,991
Credit Agricole, VR, 5.222%, 5/27/31 (1)(8) 9,010 9,104
Danske Bank, VR, 4.625%, 5/14/34 (EUR) (8) 3,010 3,563
Danske Bank, VR, 5.705%, 3/1/30 (1)(8) 12,075 12,423
Goldman Sachs Group, VR, 2.383%, 7/21/32 (8) 17,802 15,292
Goldman Sachs Group, VR, 3.615%, 3/15/28 (8) 20,205 19,850
Goldman Sachs Group, VR, 4.692%, 10/23/30 (8) 17,765 17,682
Goldman Sachs Group, VR, 5.016%, 10/23/35 (8) 18,865 18,290
HSBC Holdings, VR, 5.13%, 3/3/31 (8)(9) 6,580 6,598
ING Groep, VR, 0.25%, 2/18/29 (EUR) (8) 1,700 1,798
Islandsbanki, 4.625%, 3/27/28 (EUR)  1,500 1,772
JPMorgan Chase, VR, 2.522%, 4/22/31 (8) 4,475 4,032
JPMorgan Chase, VR, 2.739%, 10/15/30 (8) 12,398 11,426
JPMorgan Chase, VR, 2.956%, 5/13/31 (8) 38,833 35,405
JPMorgan Chase, VR, 4.603%, 10/22/30 (8) 17,695 17,588
JPMorgan Chase, VR, 4.946%, 10/22/35 (8) 12,805 12,463
JPMorgan Chase, VR, 5.103%, 4/22/31 (8) 6,295 6,384
JPMorgan Chase, VR, 5.336%, 1/23/35 (8) 8,860 8,910
Morgan Stanley, VR, 5.173%, 1/16/30 (8) 15,220 15,465
Morgan Stanley, VR, 5.664%, 4/17/36 (8) 7,595 7,717
PNC Financial Services Group, VR, 5.575%, 1/29/36 (8) 8,445 8,495
Regions Financial, VR, 5.722%, 6/6/30 (8)(9) 8,300 8,486
Santander Holdings USA, VR, 5.473%, 3/20/29 (8) 9,975 10,051
Skandinaviska Enskilda Banken, 4.375%, 11/6/28 (EUR)  2,905 3,472
Skandinaviska Enskilda Banken, VR, 5.00%, 8/17/33 (EUR) (8) 3,005 3,583
Societe Generale, VR, 2.797%, 1/19/28 (1)(8) 24,245 23,414
Societe Generale, VR, 5.50%, 4/13/29 (1)(8) 17,160 17,332
U.S. Bancorp, VR, 4.967%, 7/22/33 (8) 8,785 8,536
UBS Group, VR, 2.193%, 6/5/26 (1)(8) 15,135 15,130
UBS Group, VR, 2.746%, 2/11/33 (1)(8) 7,329 6,271
UBS Group, VR, 3.091%, 5/14/32 (1)(8) 15,685 14,042
UBS Group, VR, 4.751%, 5/12/28 (1)(8) 4,085 4,088
UBS Group, VR, 6.246%, 9/22/29 (1)(8) 3,135 3,280
Wells Fargo, VR, 2.572%, 2/11/31 (8) 49,550 44,677
Wells Fargo, VR, 4.478%, 4/4/31 (8) 16,431 16,142
Wells Fargo, VR, 4.611%, 4/25/53 (8) 18,795 15,494
748,555
Brokerage Asset Managers Exchanges  0.5%

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34 (9) 33,258 32,426
HAT Holdings I, 8.00%, 6/15/27 (1) 10,245 10,527
Jane Street Group, 6.125%, 11/1/32 (1) 5,305 5,298
Jane Street Group, 6.75%, 5/1/33 (1) 5,060 5,174
Jane Street Group, 7.125%, 4/30/31 (1) 8,887 9,253
LPL Holdings, 4.90%, 4/3/28 (9) 5,275 5,288
LPL Holdings, 5.20%, 3/15/30  12,035 12,082
LSEGA Financing, 2.50%, 4/6/31 (1) 2,552 2,244
82,292
Finance Companies  0.2%
Golub Capital Private Credit Fund, 5.875%, 5/1/30 (1)(9) 9,581 9,488
Navient, 5.625%, 8/1/33 (9) 3,850 3,378
Navient, 7.875%, 6/15/32  2,924 2,931
Navient, 9.375%, 7/25/30  9,240 9,956
Navient, 11.50%, 3/15/31  6,225 6,957
OneMain Finance, 9.00%, 1/15/29  3,200 3,356
36,066
Financial Other  0.1%
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29
(EUR)  8,470 8,996
Howard Hughes, 5.375%, 8/1/28 (1) 3,143 3,072
12,068
Insurance  2.3%
Alliant Holdings Intermediate, 6.50%, 10/1/31 (1) 4,945 4,976
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 3,625 3,661
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 2,450 2,499
Arthur J Gallagher, 4.85%, 12/15/29  3,440 3,463
Arthur J Gallagher, 5.00%, 2/15/32 (9) 1,220 1,223
Athene Global Funding, 5.526%, 7/11/31 (1) 18,015 18,196
Centene, 2.50%, 3/1/31  23,230 19,758
Centene, 3.00%, 10/15/30  8,330 7,310
Centene, 3.375%, 2/15/30  9,455 8,628
Centene, 4.25%, 12/15/27  3,340 3,265
Centene, 4.625%, 12/15/29  41,038 39,602
CNO Global Funding, 4.95%, 9/9/29 (1) 3,885 3,885
Corebridge Financial, 3.85%, 4/5/29  3,495 3,388
Corebridge Financial, 3.90%, 4/5/32  16,445 15,104
Corebridge Global Funding, 5.20%, 1/12/29 (1) 3,270 3,335
Elevance Health, 4.75%, 2/15/30  6,955 6,978
Elevance Health, 4.95%, 11/1/31  9,295 9,303
Elevance Health, 5.125%, 2/15/53  8,335 7,240
First American Financial, 2.40%, 8/15/31  15,000 12,562
Five Corners Funding Trust II, 2.85%, 5/15/30 (1) 2,031 1,869
Fortitude Group Holdings, 6.25%, 4/1/30 (1) 4,280 4,327

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
GA Global Funding Trust, 5.40%, 1/13/30 (1) 10,015 10,200
GA Global Funding Trust, 5.50%, 4/1/32 (1) 10,780 10,810
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 6,825 6,908
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 8,635 8,646
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 17,935 16,894
HUB International, 7.25%, 6/15/30 (1) 10,240 10,611
Humana, 4.875%, 4/1/30  15,720 15,612
Humana, 5.55%, 5/1/35  17,620 17,307
Jackson National Life Global Funding, 5.35%, 1/13/30 (1)(9) 9,930 10,118
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 6,353 6,655
Molina Healthcare, 3.875%, 5/15/32 (1) 3,850 3,422
Molina Healthcare, 6.25%, 1/15/33 (1) 3,400 3,387
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 3,040 3,146
Reinsurance Group of America, VR, 6.65%, 9/15/55 (8) 3,435 3,380
RenaissanceRe Holdings, 5.80%, 4/1/35  1,630 1,643
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 4,775 4,830
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 9,000 9,098
Swiss RE Subordinated Finance, VR, 6.191%, 4/1/46 (1)(8) 7,000 6,848
UnitedHealth Group, 4.50%, 4/15/33  16,060 15,331
UnitedHealth Group, 5.05%, 4/15/53  24,469 20,987
366,405
Real Estate Investment Trusts  0.5%
Aedifica, 0.75%, 9/9/31 (EUR) (9) 3,800 3,646
Alexandria Real Estate Equities, 5.25%, 5/15/36  2,525 2,404
American Homes 4 Rent, 5.25%, 3/15/35  4,645 4,527
Brixmor Operating Partnership, 3.90%, 3/15/27  30,217 29,779
Brixmor Operating Partnership, 5.20%, 4/1/32  3,630 3,610
Essex Portfolio, 1.65%, 1/15/31  10,099 8,491
Extra Space Storage, 5.40%, 6/15/35  6,120 6,003
Invitation Homes Operating Partnership, 2.00%, 8/15/31  4,175 3,492
Invitation Homes Operating Partnership, 5.45%, 8/15/30  4,206 4,319
Praemia Healthcare SACA, 0.875%, 11/4/29 (EUR)  3,600 3,679
Realty Income, 5.125%, 4/15/35  2,805 2,771
Segro Capital, 1.875%, 3/23/30 (EUR)  1,685 1,805
Service Properties Trust, 8.625%, 11/15/31 (1) 6,575 7,002
81,528
Total Financial Institutions 1,326,914
INDUSTRIAL  13.9%
Basic Industry  0.7%
AngloGold Ashanti Holdings, 3.375%, 11/1/28  3,725 3,510

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Celanese U.S. Holdings, 6.629%, 7/15/32 (9) 14,820 15,172
Celanese U.S. Holdings, 7.05%, 11/15/30  5,389 5,551
Celulosa Arauco y Constitucion, 6.18%, 5/5/32 (1) 1,880 1,891
Chevron Phillips Chemical, 4.75%, 5/15/30 (1) 955 961
Freeport-McMoRan, 4.25%, 3/1/30  4,247 4,103
Freeport-McMoRan, 4.375%, 8/1/28  6,681 6,601
Freeport-McMoRan, 4.625%, 8/1/30  2,715 2,670
Freeport-McMoRan, 5.00%, 9/1/27  1,558 1,555
Freeport-McMoRan, 5.45%, 3/15/43  7,215 6,692
IMCD, 3.625%, 4/30/30 (EUR)  7,730 8,772
Minera Mexico, 5.625%, 2/12/32 (1) 24,830 24,620
Nexa Resources, 6.60%, 4/8/37 (1)(9) 2,530 2,512
Orbia Advance Corp., 6.80%, 5/13/30 (1) 16,050 16,141
Smurfit Westrock Financing, 5.418%, 1/15/35  3,205 3,147
Steel Dynamics, 5.25%, 5/15/35  10,855 10,681
Windfall Mining Group, 5.854%, 5/13/32 (1) 2,510 2,505
117,084
Capital Goods  1.4%
3M, 4.80%, 3/15/30  17,550 17,687
3M, 5.15%, 3/15/35  17,335 17,106
AGCO, 5.80%, 3/21/34  4,170 4,173
Amcor Flexibles North America, 4.80%, 3/17/28 (1) 7,400 7,420
Amcor Flexibles North America, 5.10%, 3/17/30 (1) 4,620 4,644
Axon Enterprise, 6.125%, 3/15/30 (1) 1,365 1,392
Axon Enterprise, 6.25%, 3/15/33 (1) 1,020 1,035
BAE Systems, 5.30%, 3/26/34 (1) 10,970 11,048
Boeing, 3.75%, 2/1/50  9,233 6,326
Boeing, 5.705%, 5/1/40  8,335 7,986
Boeing, 6.388%, 5/1/31  8,645 9,226
Boeing, 6.528%, 5/1/34  6,672 7,133
Boeing, 6.858%, 5/1/54  24,802 26,537
Cie de Saint-Gobain, 3.25%, 8/9/29 (EUR)  3,100 3,575
CRH SMW Finance, 5.125%, 1/9/30  8,985 9,131
Deere, 5.45%, 1/16/35  16,960 17,326
Ferguson Enterprises, 5.00%, 10/3/34  2,245 2,159
General Dynamics, 4.95%, 8/15/35  5,520 5,435
Hexcel, 5.875%, 2/26/35 (9) 1,170 1,165
Holcim Finance U.S., 4.70%, 4/7/28 (1) 6,115 6,143
Holcim Finance U.S., 4.95%, 4/7/30 (1) 7,190 7,234
Quikrete Holdings, 6.375%, 3/1/32 (1) 5,039 5,102
Quikrete Holdings, 6.75%, 3/1/33 (1) 1,551 1,574
RB Global Holdings, 7.75%, 3/15/31 (1) 3,662 3,836
Regal Rexnord, 6.05%, 4/15/28  16,795 17,208

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
TransDigm, 6.375%, 5/31/33 (1) 5,000 4,937
TransDigm, 6.875%, 12/15/30 (1) 2,555 2,628
TransDigm, 7.125%, 12/1/31 (1) 4,720 4,885
214,051
Communications  2.6%
AppLovin, 5.375%, 12/1/31  5,870 5,926
CCO Holdings, 4.25%, 2/1/31 (1) 7,770 7,090
CCO Holdings, 4.50%, 6/1/33 (1)(9) 7,075 6,297
CCO Holdings, 7.375%, 3/1/31 (1) 6,710 6,962
Cellnex Finance, 2.00%, 9/15/32 (EUR)  12,400 12,689
Cellnex Finance, 2.00%, 2/15/33 (EUR)  9,200 9,268
Cellnex Telecom, 1.75%, 10/23/30 (EUR)  8,800 9,294
Charter Communications Operating, 3.90%, 6/1/52  25,167 16,584
Charter Communications Operating, 6.55%, 6/1/34  4,309 4,507
Chorus, 3.625%, 9/7/29 (EUR)  3,115 3,630
Comcast, 2.887%, 11/1/51  27,555 16,372
Comcast, 3.25%, 11/1/39  23,223 17,813
Comcast, 5.65%, 6/1/54 (9) 21,930 20,808
Cox Communications, 5.70%, 6/15/33 (1) 8,586 8,545
Cox Communications, 5.80%, 12/15/53 (1) 6,215 5,509
Crown Castle, 5.80%, 3/1/34  8,360 8,519
Directv Financing, 5.875%, 8/15/27 (1) 774 760
Elisa, 4.00%, 1/27/29 (EUR)  1,480 1,747
Interpublic Group, 4.65%, 10/1/28  7,525 7,529
Level 3 Financing, 10.75%, 12/15/30 (1) 3,135 3,535
Netflix, 3.875%, 11/15/29 (EUR)  3,015 3,580
Netflix, 4.625%, 5/15/29 (EUR)  7,605 9,261
Prosus, 2.085%, 1/19/30 (EUR)  1,710 1,820
Rogers Communications, 3.80%, 3/15/32  10,875 9,926
Rogers Communications, 4.35%, 5/1/49  1,365 1,067
Rogers Communications, 5.00%, 2/15/29  18,431 18,585
Rogers Communications, 5.30%, 2/15/34  20,675 20,331
Rogers Communications, VR, 7.00%, 4/15/55 (8) 3,620 3,629
Rogers Communications, VR, 7.125%, 4/15/55 (8) 6,005 5,990
SBA Tower Trust, 1.84%, 4/15/27 (1) 21,685 20,527
SBA Tower Trust, 2.593%, 10/15/31 (1) 17,515 14,798
SBA Tower Trust, 4.831%, 10/15/29 (1) 17,915 17,800
Sirius XM Radio, 4.00%, 7/15/28 (1) 4,365 4,125
Sirius XM Radio, 5.00%, 8/1/27 (1) 2,478 2,444
Sitios Latinoamerica, 5.375%, 4/4/32 (9) 8,935 8,560
Sprint Capital, 6.875%, 11/15/28 (9) 24,540 26,166
Sprint Capital, 8.75%, 3/15/32  15,530 18,597
T-Mobile USA, 3.50%, 4/15/31  14,080 13,091

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
TDC Net, 6.50%, 6/1/31 (EUR)  5,340 6,678
Time Warner Cable, 6.55%, 5/1/37  1,398 1,406
Time Warner Cable, 6.75%, 6/15/39  7,092 7,166
Time Warner Cable, 7.30%, 7/1/38  2,193 2,335
Time Warner Cable Enterprises, 8.375%, 7/15/33  7,749 8,833
Vmed O2 U.K. Financing I, 7.75%, 4/15/32 (1) 3,509 3,596
403,695
Consumer Cyclical  1.9%
Aptiv Swiss Holdings, 4.65%, 9/13/29  6,615 6,512
Autoliv, 3.625%, 8/7/29 (EUR)  3,125 3,622
Belron U.K. Finance, 5.75%, 10/15/29 (1) 2,810 2,810
Caesars Entertainment, 7.00%, 2/15/30 (1) 2,455 2,510
Carnival, 7.00%, 8/15/29 (1) 3,575 3,749
CBRE Services, 4.80%, 6/15/30  4,575 4,536
Clarios Global, 6.75%, 5/15/28 (1)(9) 3,212 3,276
Clarios Global, 6.75%, 2/15/30 (1)(9) 2,050 2,081
Ford Motor Credit, 4.95%, 5/28/27  6,895 6,786
Ford Motor Credit, 5.80%, 3/5/27  6,545 6,530
Ford Motor Credit, 5.918%, 3/20/28  11,160 11,175
Ford Motor Credit, 6.798%, 11/7/28  5,070 5,168
Ford Motor Credit, 6.80%, 5/12/28  4,760 4,851
Ford Motor Credit, 7.35%, 11/4/27  1,255 1,292
General Motors Financial, 5.55%, 7/15/29  12,735 12,873
Hilton Domestic Operating, 6.125%, 4/1/32 (1) 2,955 2,992
Home Depot, 4.95%, 6/25/34  17,415 17,402
Hyatt Hotels, 5.375%, 12/15/31  10,132 10,015
Hyundai Capital America, 4.55%, 9/26/29 (1) 11,135 10,909
Hyundai Capital America, 4.75%, 9/26/31 (1) 7,295 7,078
Hyundai Capital America, 5.35%, 3/19/29 (1) 5,630 5,661
Hyundai Capital America, 5.40%, 1/8/31 (1) 3,290 3,309
Hyundai Capital America, 6.50%, 1/16/29 (1) 6,620 6,903
Las Vegas Sands, 3.50%, 8/18/26  10,677 10,444
Magna International, 5.875%, 6/1/35  715 721
Marriott International, 5.50%, 4/15/37  11,960 11,689
Match Group Holdings II, 5.00%, 12/15/27 (1) 3,267 3,230
Rentokil Terminix Funding, 5.00%, 4/28/30 (1) 15,894 15,812
Ross Stores, 1.875%, 4/15/31  20,720 17,513
Six Flags Entertainment, 6.625%, 5/1/32 (1) 5,385 5,486
Sodexo, 5.15%, 8/15/30 (1) 1,520 1,533
Stellantis Finance U.S., 5.75%, 3/18/30 (1) 17,560 17,604
Uber Technologies, 4.30%, 1/15/30  19,620 19,277
Uber Technologies, 4.50%, 8/15/29 (1) 17,774 17,543
Volkswagen Group of America Finance, 4.75%, 11/13/28 (1) 13,610 13,457

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 5,075 5,029
Volkswagen Group of America Finance, 5.35%, 3/27/30 (1)(9) 9,735 9,756
Volkswagen Leasing, 3.875%, 10/11/28 (EUR)  3,035 3,542
Yum! Brands, 5.375%, 4/1/32  3,270 3,221
297,897
Consumer Non-Cyclical  2.6%
AbbVie, 5.05%, 3/15/34  22,365 22,365
American Medical Systems Europe, 3.00%, 3/8/31 (EUR)  10,539 11,935
American Medical Systems Europe, 3.25%, 3/8/34 (EUR)  11,841 13,236
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  17,115 16,741
Astrazeneca Finance, 5.00%, 2/26/34  25,165 25,243
BAT Capital, 5.35%, 8/15/32  18,240 18,356
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 11,085 11,668
Bayer U.S. Finance II, 4.25%, 12/15/25 (1) 8,165 8,126
Constellation Brands, 4.80%, 5/1/30  1,670 1,667
CVS Health, 5.05%, 3/25/48  37,769 31,468
CVS Health, 5.625%, 2/21/53  16,520 14,687
CVS Health, VR, 6.75%, 12/10/54 (8) 8,630 8,424
CVS Health, VR, 7.00%, 3/10/55 (8) 12,805 12,915
Diageo Investment, 5.125%, 8/15/30  1,345 1,370
HCA, 5.25%, 3/1/30  6,810 6,906
HCA, 5.45%, 9/15/34  8,450 8,348
Icon Investments Six, 5.849%, 5/8/29  4,535 4,636
Icon Investments Six, 6.00%, 5/8/34  5,710 5,688
IQVIA, 6.25%, 2/1/29  13,440 13,910
IQVIA, 6.50%, 5/15/30 (1)(9) 435 444
Mars, 4.75%, 4/20/33 (1) 16,610 16,256
Mars, 5.20%, 3/1/35 (1) 16,175 16,094
Mars, 5.65%, 5/1/45 (1) 11,635 11,397
Medline Borrower, 6.25%, 4/1/29 (1) 6,815 6,934
Opal Bidco, 6.50%, 3/31/32 (1) 1,900 1,893
Revvity, 1.90%, 9/15/28  12,957 11,857
Revvity, 2.25%, 9/15/31  7,580 6,365
Sartorius Finance, 4.375%, 9/14/29 (EUR)  3,000 3,574
Sartorius Finance, 4.50%, 9/14/32 (EUR)  3,000 3,571
Sartorius Finance, 4.875%, 9/14/35 (EUR)  14,300 17,274
Solventum, 5.40%, 3/1/29  15,605 15,921
Solventum, 5.60%, 3/23/34  16,310 16,455
Solventum, 5.90%, 4/30/54  16,480 15,811
Sutter Health, 5.164%, 8/15/33  5,265 5,264
Sutter Health, Series 2025, 5.213%, 8/15/32  3,400 3,446
Sutter Health, Series 2025, 5.537%, 8/15/35  11,135 11,289
UCB, 4.25%, 3/20/30 (EUR)  3,100 3,610
405,144

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Energy  2.9%
Cheniere Energy, 5.65%, 4/15/34  16,590 16,537
Cheniere Energy Partners, 4.50%, 10/1/29  4,379 4,289
Cheniere Energy Partners, 5.75%, 8/15/34  25,305 25,392
Cheniere Energy Partners, 5.95%, 6/30/33  6,753 6,900
Civitas Resources, 9.625%, 6/15/33 (1) 4,515 4,522
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 16,685 16,465
Coterra Energy, 5.40%, 2/15/35  18,633 18,040
Coterra Energy, 5.60%, 3/15/34  4,096 4,057
Crescent Energy Finance, 7.375%, 1/15/33 (1) 5,545 5,143
Diamondback Energy, 5.40%, 4/18/34  25,974 25,496
Diamondback Energy, 5.75%, 4/18/54  8,228 7,340
Eni, 5.75%, 5/19/35 (1) 4,005 4,002
Eni, 5.95%, 5/15/54 (1) 15,730 14,678
Expand Energy, 4.75%, 2/1/32  10,540 9,945
Expand Energy, 5.375%, 2/1/29  11,941 11,923
Expand Energy, 5.375%, 3/15/30  11,229 11,163
Harbour Energy, 6.327%, 4/1/35 (1) 12,145 11,738
HF Sinclair, 5.75%, 1/15/31  14,265 14,346
HF Sinclair, 6.25%, 1/15/35  12,335 12,168
Hilcorp Energy I, 7.25%, 2/15/35 (1) 3,400 3,154
Hilcorp Energy I, 8.375%, 11/1/33 (1) 8,056 8,016
Kinetik Holdings, 5.875%, 6/15/30 (1) 2,861 2,840
Kinetik Holdings, 6.625%, 12/15/28 (1) 593 605
National Fuel Gas, 5.50%, 3/15/30  6,315 6,427
Occidental Petroleum, 6.20%, 3/15/40  3,705 3,446
Occidental Petroleum, 6.375%, 9/1/28  4,630 4,768
Occidental Petroleum, 8.50%, 7/15/27  5,295 5,593
Occidental Petroleum, 8.875%, 7/15/30  26,910 30,206
ONEOK, 4.40%, 10/15/29  8,565 8,431
ONEOK, 5.05%, 11/1/34  14,015 13,317
ONEOK, 6.05%, 9/1/33  17,909 18,352
Permian Resources Operating, 6.25%, 2/1/33 (1) 280 275
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 19,650 18,212
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 4,080 4,043
Raizen Fuels Finance, 6.70%, 2/25/37 (1) 5,930 5,736
Sabine Pass Liquefaction, 4.20%, 3/15/28  3,320 3,289
South Bow Canadian Infrastructure Holdings, VR, 7.50%, 3/1/55 (1)
(8)(9) 3,315 3,307
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29 (1) 12,225 12,107
Sunoco, 7.00%, 5/1/29 (1) 1,950 2,008
Sunoco, 7.25%, 5/1/32 (1) 3,641 3,782
Targa Resources, 5.55%, 8/15/35  8,995 8,790
Targa Resources, 6.125%, 5/15/55  1,605 1,517

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Targa Resources, 6.15%, 3/1/29  15,155 15,823
Targa Resources Partners, 5.00%, 1/15/28  2,635 2,631
Targa Resources Partners, 5.50%, 3/1/30  5,907 5,950
Targa Resources Partners, 6.875%, 1/15/29  3,066 3,126
TotalEnergies Capital International, 3.127%, 5/29/50  7,904 5,063
TotalEnergies Capital International, 3.461%, 7/12/49  7,180 4,931
Valero Energy, 5.15%, 2/15/30  3,985 4,030
Var Energi, 5.50%, 5/4/29 (EUR)  3,914 4,763
Venture Global LNG, 9.50%, 2/1/29 (1) 11,150 11,903
Venture Global LNG, VR, 9.00% (1)(8)(10) 4,880 4,587
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1) 1,385 1,444
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1) 2,305 2,423
Wintershall Dea Finance, 1.332%, 9/25/28 (EUR)  1,700 1,813
Wintershall Dea Finance, 1.823%, 9/25/31 (EUR)  1,800 1,783
Wintershall Dea Finance, 3.83%, 10/3/29 (EUR)  1,861 2,127
464,762
Industrial Other  0.1%
Booz Allen Hamilton, 5.95%, 8/4/33  6,800 6,860
Booz Allen Hamilton, 5.95%, 4/15/35  9,340 9,255
16,115
Technology  1.4%
AP Grange Holdings, 6.50%, 3/20/45, Acquisition Date: 6/12/24,
Cost $16,600 (2)(3)(11) 16,600 16,600
Atlassian, 5.25%, 5/15/29  5,055 5,152
Broadcom, 4.55%, 2/15/32  8,245 8,066
Broadcom, 5.15%, 11/15/31  13,255 13,492
Ellucian Holdings, 6.50%, 12/1/29 (1) 2,460 2,481
Foundry JV Holdco, 5.50%, 1/25/31 (1) 4,190 4,246
Foundry JV Holdco, 5.875%, 1/25/34 (1) 3,325 3,328
Foundry JV Holdco, 5.90%, 1/25/33 (1) 6,310 6,441
Hewlett Packard Enterprise, 4.55%, 10/15/29  1,089 1,079
Intel, 3.25%, 11/15/49  40,945 24,982
Marvell Technology, 2.95%, 4/15/31  13,927 12,414
Motorola Solutions, 5.40%, 4/15/34  7,860 7,906
MSCI, 4.00%, 11/15/29 (1) 4,377 4,173
NXP, 3.125%, 2/15/42  11,284 7,718
NXP, 3.25%, 11/30/51  35,200 21,565
NXP, 3.40%, 5/1/30  20,770 19,416
NXP, 4.30%, 6/18/29  5,242 5,130
Paychex, 5.10%, 4/15/30  7,315 7,407
Paychex, 5.60%, 4/15/35  6,070 6,170
Shift4 Payments, 6.75%, 8/15/32 (1) 1,645 1,678
Synopsys, 4.85%, 4/1/30  11,925 12,027
Synopsys, 5.70%, 4/1/55  12,155 11,588

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Teleperformance, 5.25%, 11/22/28 (EUR)  2,900 3,493
Texas Instruments, 5.10%, 5/23/35  16,175 16,212
UKG, 6.875%, 2/1/31 (1) 3,205 3,301
226,065
Transportation  0.3%
Autostrade per l'Italia, 2.00%, 12/4/28 (EUR)  3,285 3,612
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  17,020 18,349
Burlington Northern Santa Fe, 5.50%, 3/15/55  14,325 13,862
Element Fleet Management, 5.037%, 3/25/30 (1) 6,850 6,821
Genesee & Wyoming, 6.25%, 4/15/32 (1) 3,365 3,416
Heathrow Funding, 1.875%, 3/14/34 (EUR)  7,117 6,904
Heathrow Funding, 3.875%, 1/16/36 (EUR)  1,740 1,950
54,914
Total Industrial 2,199,727
UTILITY  2.3%
Electric  2.0%
AEP Transmission, 5.375%, 6/15/35  1,000 1,002
AES, 5.80%, 3/15/32  16,835 16,702
AES Andes, 6.25%, 3/14/32 (1)(9) 3,240 3,259
Alpha Generation, 6.75%, 10/15/32 (1) 3,845 3,912
Appalachian Power, 5.65%, 4/1/34  4,090 4,128
Baltimore Gas & Electric, 5.45%, 6/1/35  5,310 5,346
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 7,312 7,274
Constellation Energy Generation, 5.75%, 3/15/54  14,350 13,665
Consumers Energy, 4.50%, 1/15/31  4,660 4,628
Consumers Energy, 5.05%, 5/15/35  2,915 2,893
DTE Energy, 4.875%, 6/1/28  3,220 3,236
DTE Energy, 5.10%, 3/1/29  22,930 23,223
DTE Energy, 5.20%, 4/1/30  15,005 15,230
Eversource Energy, 5.85%, 4/15/31 (9) 12,870 13,390
Eversource Energy, 5.95%, 7/15/34  24,805 25,516
FirstEnergy, 2.65%, 3/1/30  15,341 13,898
FirstEnergy, Series B, 2.25%, 9/1/30  2,840 2,474
FirstEnergy Transmission, 5.00%, 1/15/35  5,680 5,535
Indianapolis Power & Light, 5.70%, 4/1/54 (1) 5,430 5,155
IPALCO Enterprises, 5.75%, 4/1/34  9,230 9,171
National Grid Electricity Distribution East Midlands, 3.949%, 9/20/32
(EUR)  3,070 3,602
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 9,190 8,587
NRG Energy, 4.45%, 6/15/29 (1) 9,592 9,334
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 9,700 10,176
PSEG Power, 5.20%, 5/15/30 (1) 4,190 4,231
Southern, 5.70%, 3/15/34  27,500 28,270

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Talen Energy Supply, 8.625%, 6/1/30 (1) 7,448 7,932
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 2,080 2,094
Vistra, VR, 8.00% (1)(8)(10) 16,305 16,611
Vistra, Series C, VR, 8.875% (1)(8)(9)(10) 16,440 17,652
Vistra Operations, 6.00%, 4/15/34 (1) 5,820 5,889
Vistra Operations, 6.95%, 10/15/33 (1) 7,385 7,963
WEC Energy, 6.69%, 6/15/55, Acquisition Date: 12/16/24,
Cost $5,060 (2)(3)(11) 5,060 5,060
307,038
Natural Gas  0.3%
APA Infrastructure, 0.75%, 3/15/29 (EUR)  3,520 3,679
APA Infrastructure, 5.125%, 9/16/34 (1)(9) 3,250 3,131
APA Infrastructure, 5.75%, 9/16/44 (1)(9) 4,400 4,149
Boston Gas, 6.119%, 7/20/53 (1) 5,860 5,703
Engie, 5.625%, 4/10/34 (1) 7,835 7,920
NiSource, 5.25%, 3/30/28  3,395 3,456
Snam, 5.75%, 5/28/35 (1) 7,900 7,924
Snam, 6.50%, 5/28/55 (1) 4,425 4,464
Southern California Gas, 5.45%, 6/15/35  7,780 7,790
48,216
Total Utility 355,254
Total Corporate Bonds
(Cost $3,923,882) 3,881,895
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  1.3%
Government Guarantee  0.0%
Landsvirk, Series A, 5.37%, 5/15/33, Acquisition Date: 5/15/25,
Cost $2,435 (2)(3)(11) 2,435 2,435
2,435
Owned No Guarantee  1.0%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30 (1) 18,840 18,620
Abu Dhabi Developmental Holding, 5.00%, 5/6/35 (1) 9,950 9,801
Comision Federal de Electricidad, 5.70%, 1/24/30 (1) 5,770 5,679
Comision Federal de Electricidad, 6.45%, 1/24/35 (1) 19,869 19,131
ESB Finance, 4.00%, 10/3/28 (EUR)  1,470 1,729
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 11,638 11,504
Landsbankinn, 5.00%, 5/13/28 (EUR)  1,490 1,782
Logicor Financing, 0.875%, 1/14/31 (EUR)  3,795 3,691
Logicor Financing, 4.25%, 7/18/29 (EUR)  3,095 3,612
Logicor Financing, 4.625%, 7/25/28 (EUR)  3,055 3,607
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 29,579 29,958

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Ma'aden Sukuk, 5.50%, 2/13/35 (1) 5,633 5,704
NBN, 4.125%, 3/15/29 (EUR)  2,965 3,529
NBN, 4.375%, 3/15/33 (EUR)  2,870 3,498
P3 Group, 4.625%, 2/13/30 (EUR)  1,490 1,754
Petroleos Mexicanos, 8.75%, 6/2/29  25,660 26,002
149,601
Sovereign  0.3%
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 9,600 9,755
Republic of Bulgaria, Series 13Y, 4.125%, 5/7/38 (EUR)  20,560 23,825
Republic of Poland, 5.50%, 3/18/54  9,320 8,460
42,040
Supranational  0.0%
International Bank for Reconstruction & Development, STEP,
1.745%, 7/31/33  6,400 6,373
6,373
Total Foreign Government Obligations & Municipalities
(Cost $199,353) 200,449
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  2,975 3,178
3,178
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  3,347 3,549
3,549
Total Municipal Securities
(Cost $6,678) 6,727
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  3.4%
Collateralized Mortgage Obligations  1.2%
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 7.084%, 9/25/29, Acquisition
Date: 8/29/24, Cost $20,310 (2)(3) 20,310 20,310
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM, 2.034%, 6/25/56 (1) 7,360 6,604
BINOM Securitization Trust
Series 2022-INV1, Class A3, CMO, ARM, 4.441%, 8/25/57 (1) 3,288 3,151
Chase Home Lending Mortgage Trust
Series 2024-RPL4, Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 2,362 2,059
Citigroup Mortgage Loan Trust
Series 2022-INV1, Class A4B, CMO, ARM, 3.00%, 11/27/51 (1) 6,781 5,612

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M2, CMO, ARM, SOFR30A + 1.90%,
6.222%, 12/25/41 (1) 19,620 19,796
EFMT
Series 2025-INV1, Class A1, CMO, STEP, 5.626%, 3/25/70 (1) 3,139 3,138
EFMT
Series 2025-INV2, Class A1, CMO, STEP, 5.387%, 5/26/70 (1) 8,278 8,276
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, CMO, ARM, 4.00%, 9/25/48 (1) 579 564
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM, 1M TSFR + 0.964%,
5.289%, 3/25/50 (1) 3,175 3,040
Flagstar Mortgage Trust
Series 2021-8INV, Class A18, CMO, ARM, 2.50%, 9/25/51 (1) 7,842 6,228
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM, 3.50%, 11/25/57 (1) 529 478
Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM, 4.00%, 10/25/58 (1) 1,168 1,087
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP, 5.373%, 11/25/69 (1) 13,280 13,260
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM, 6.206%, 7/25/44 (1) 278 276
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM, 2.908%, 10/25/50 (1) 14,045 11,737
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.425%, 2/25/70 (1) 10,680 10,671
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM, 1.073%, 9/25/56 (1) 9,426 7,936
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM, 3.50%, 5/25/50 (1) 3,809 3,398
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM, 1M TSFR + 0.944%,
5.269%, 8/25/50 (1) 1,979 1,868
JPMorgan Mortgage Trust
Series 2020-INV1, Class A3, CMO, ARM, 3.50%, 8/25/50 (1) 3,347 2,978
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM, 3.50%, 6/25/50 (1) 150 148
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM, 3.50%, 6/25/50 (1) 371 365
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A4, CMO, ARM, 2.50%, 9/25/51 (1) 9,901 7,987
NYMT Loan Trust
Series 2025-INV1, Class A1, CMO, STEP, 5.402%, 4/25/60 (1) 2,269 2,268
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM, 4.00%, 5/27/49 (1) 775 719

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2019-INV2, Class A5, CMO, ARM, 4.00%, 5/27/49 (1) 2,098 1,946
Santander Mortgage Asset Receivable Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 8,533 8,571
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM, 3.50%, 3/25/48 (1) 491 443
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (1) 2,208 2,047
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM, 4.00%, 8/25/48 (1) 252 248
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM, 2.703%, 9/25/59 (1) 51 50
Structured Agency Credit Risk Debt Notes
Series 2024-DNA2, Class A1, CMO, ARM, SOFR30A + 1.25%,
5.572%, 5/25/44 (1) 11,385 11,435
Structured Agency Credit Risk Debt Notes
Series 2024-HQA2, Class A1, CMO, ARM, SOFR30A + 1.25%,
5.572%, 8/25/44 (1) 17,512 17,561
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, CMO, ARM, 1M TSFR + 1.114%,
5.439%, 10/25/59 (1) 2,253 2,276
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM, 4.10%, 11/25/59 (1) 1,475 1,458
Verus Securitization Trust
Series 2022-1, Class A1, CMO, STEP, 2.724%, 1/25/67 (1) 4,804 4,426
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1) 1,249 1,197
195,612
Commercial Mortgage-Backed Securities  2.2%
BANK5
Series 2024-5YR10, Class A3, 5.302%, 10/15/57  5,050 5,139
BANK5
Series 2024-5YR10, Class AS, 5.637%, 10/15/57  2,590 2,628
BANK5
Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  9,095 9,453
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM, 1M TSFR + 2.274%, 6.603%,
11/15/34 (1) 10,230 102
BMO Mortgage Trust
Series 2024-5C5, Class A3, 5.857%, 2/15/57  40,445 41,917
BX Commercial Mortgage Trust
Series 2024-GPA3, Class A, ARM, 1M TSFR + 1.293%, 5.622%,
12/15/39 (1) 17,957 17,957
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 5.97%,
5/15/41 (1) 33,356 33,398

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
BX Commercial Mortgage Trust
Series 2024-SLCT, Class A, ARM, 1M TSFR + 1.323%, 5.652%,
1/15/42 (1) 13,305 13,240
BX Trust
Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%, 5.70%,
6/15/35 (1) 5,460 5,467
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class B, 3.267%, 11/15/52  9,752 8,761
Citigroup Commercial Mortgage Trust
Series 2020-555, Class C, 3.031%, 12/10/41 (1) 8,370 7,195
Citigroup Commercial Mortgage Trust
Series 2020-555, Class D, 3.233%, 12/10/41 (1) 5,500 4,684
CONE Trust
Series 2024-DFW1, Class A, ARM, 1M TSFR + 1.642%, 5.97%,
8/15/41 (1) 17,510 17,446
GS Mortgage Securities Trust
Series 2019-GC40, Class B, 3.543%, 7/10/52  12,730 11,286
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, ARM, 5.467%, 1/13/40 (1) 7,175 7,320
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 9,825 9,311
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFX, 4.549%, 7/5/33 (1) 7,620 6,383
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX, 4.95%, 7/5/33 (1) 11,395 8,691
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM, 1M TSFR + 1.592%, 5.92%,
5/15/41 (1) 13,149 13,098
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A, ARM, 4.312%, 11/5/41 (1) 5,070 4,947
Real Estate Asset Liquidity Trust
Series 2025-1A, Class A1, 3.93%, 1/12/60 (CAD) (1) 60,442 43,994
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, ARM, 1M TSFR + 1.392%, 5.72%,
5/15/39 (1) 24,450 24,274
TX Trust
Series 2024-HOU, Class A, ARM, 1M TSFR + 1.591%, 5.92%,
6/15/39 (1) 12,745 12,665
UBS Commercial Mortgage Trust
Series 2018-C9, Class AS, ARM, 4.318%, 3/15/51  7,230 6,873
VNDO Trust
Series 2016-350P, Class D, ARM, 3.903%, 1/10/35 (1) 8,849 8,557
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM, 5.937%, 3/15/40 (1) 13,100 13,132

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Worldwide Plaza Trust
Series 2017-WWP, Class A, 3.526%, 11/10/36 (1) 4,514 3,194
341,112
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $568,245) 536,724
PREFERRED STOCKS  0.0%
Insurance  0.0%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $1,719 (2)(3) 2 1,748
Total Preferred Stocks
(Cost $1,719) 1,748
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  20.2%
U.S. Government Agency Obligations  15.6%
Federal Home Loan Mortgage
2.50%, 5/1/30  3,061 2,955
3.00%, 4/1/47  1,233 1,076
3.50%, 9/1/42 - 3/1/46  63,507 58,481
4.00%, 10/1/40 - 8/1/45  6,573 6,243
4.50%, 6/1/39 - 5/1/42  10,135 9,975
5.00%, 7/1/33 - 8/1/40  2,718 2,725
5.50%, 4/1/26 - 12/1/39  2,666 2,713
6.00%, 10/1/32 - 8/1/38  1,552 1,610
6.50%, 2/1/36 - 9/1/39  651 675
7.00%, 8/1/31 - 6/1/32  16 17
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 7.078%, 10/1/36  26 27
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  63 64
RFUCCT1Y + 1.831%, 6.859%, 3/1/36  70 71
RFUCCT1Y + 1.916%, 6.916%, 2/1/37  61 62
RFUCCT1Y + 1.944%, 6.579%, 12/1/36  65 67
RFUCCT1Y + 2.031%, 6.796%, 11/1/36  104 106
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  78,144 10,180
2.50%, 11/25/50 - 3/15/52  149,965 22,825
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  2 2
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  6,247 5,507
2.00%, 8/1/36 - 5/1/52  171,144 137,610
2.50%, 4/1/37 - 9/1/52  193,449 161,076
3.00%, 7/1/34 - 8/1/52  67,693 60,094

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
3.50%, 8/1/49 - 6/1/52  19,986 18,198
4.00%, 6/1/37 - 2/1/50  15,510 14,742
4.50%, 9/1/37 - 11/1/52  44,369 42,004
5.00%, 8/1/52 - 7/1/54  33,873 32,877
5.50%, 8/1/53 - 10/1/54  93,687 93,303
6.00%, 6/1/54 - 12/1/54  27,906 28,272
6.50%, 1/1/54 - 2/1/55  42,134 43,358
7.00%, 6/1/54  5,394 5,629
Federal National Mortgage Assn.
3.00%, 2/1/44  376 335
3.50%, 6/1/42 - 5/1/46  31,499 28,989
4.00%, 11/1/40  6,378 6,069
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 6.215%, 12/1/35  59 59
RFUCCT1Y + 1.588%, 6.969%, 7/1/36  160 164
RFUCCT1Y + 1.655%, 7.53%, 8/1/37  42 43
RFUCCT1Y + 1.875%, 7.812%, 8/1/36  100 102
Federal National Mortgage Assn., CMO, IO
1.50%, 1/25/51  28,347 2,867
2.00%, 4/25/52 - 8/25/52  50,267 6,418
2.50%, 11/25/50 - 7/25/52  92,555 13,846
3.00%, 9/25/52  19,689 3,391
6.50%, 2/25/32  16 2
Federal National Mortgage Assn., UMBS
1.50%, 2/1/37 - 1/1/42  49,605 42,206
2.00%, 11/1/35 - 7/1/52  541,924 431,049
2.50%, 5/1/30 - 9/1/52  323,392 268,333
3.00%, 6/1/27 - 3/1/52  199,934 178,440
3.50%, 11/1/32 - 3/1/52  80,622 74,362
4.00%, 7/1/35 - 12/1/52  148,314 140,038
4.50%, 7/1/39 - 2/1/51  75,373 73,247
5.00%, 7/1/33 - 9/1/53  93,711 91,982
5.50%, 4/1/34 - 10/1/54  89,047 88,994
6.00%, 11/1/32 - 8/1/54  154,187 156,949
6.50%, 8/1/27 - 1/1/55  50,730 52,375
7.00%, 10/1/29 - 3/1/54  5,776 6,068
UMBS, TBA
5.00%, 6/1/40 - 6/1/55 (12) 35,580 35,003
2,463,875
U.S. Government Obligations  4.6%
Government National Mortgage Assn.
1.50%, 8/20/36 - 6/20/37  8,714 7,694
2.00%, 1/20/51 - 3/20/52  147,247 118,317

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
2.50%, 8/20/50 - 3/20/52  174,881 146,592
3.00%, 9/15/42 - 6/20/52  102,295 89,841
3.50%, 9/15/41 - 10/20/49  80,767 73,191
4.00%, 2/20/41 - 10/20/52  70,645 65,489
4.50%, 7/15/26 - 4/20/53  44,230 42,439
5.00%, 9/15/33 - 6/20/48  30,182 30,014
5.50%, 10/20/32 - 3/20/49  12,734 12,909
6.00%, 1/20/34 - 11/20/52  20,930 21,338
6.50%, 3/15/26 - 12/15/31  24 24
7.00%, 5/20/28 - 11/20/28  6 7
7.50%, 7/15/28 - 8/15/28  24 25
8.00%, 9/15/27 - 10/15/27  46 46
8.50%, 9/20/26  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  2,600 2,388
3.50%, 10/20/50  9,510 7,772
Government National Mortgage Assn., CMO, IO
2.00%, 11/20/50 - 1/20/51  100,886 12,288
2.50%, 11/20/50 - 2/20/51  20,168 2,759
3.50%, 5/20/43  2,422 356
4.00%, 2/20/43  1,733 279
Government National Mortgage Assn., TBA (12)
5.00%, 6/20/55  24,695 23,954
5.50%, 6/20/55  61,310 60,867
6.00%, 6/20/55  7,920 7,996
726,585
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $3,416,834) 3,190,460
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  37.1%
U.S. Treasury Obligations  37.1%
U.S. Treasury Bonds, 1.125%, 5/15/40  37,775 22,925
U.S. Treasury Bonds, 3.375%, 8/15/42  300,420 247,189
U.S. Treasury Bonds, 3.875%, 2/15/43  159,815 140,338
U.S. Treasury Bonds, 4.00%, 11/15/42  304,955 272,935
U.S. Treasury Bonds, 4.125%, 8/15/44  166,145 149,329
U.S. Treasury Bonds, 4.25%, 2/15/54  226,780 202,516
U.S. Treasury Bonds, 4.25%, 8/15/54  298,045 266,529
U.S. Treasury Bonds, 4.50%, 2/15/44  389,730 369,559
U.S. Treasury Bonds, 4.50%, 11/15/54  106,385 99,316
U.S. Treasury Bonds, 4.625%, 5/15/44  25,840 24,879
U.S. Treasury Bonds, 4.625%, 11/15/44  158,705 152,481

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 4.625%, 5/15/54  20,665 19,652
U.S. Treasury Bonds, 4.625%, 2/15/55  91,880 87,667
U.S. Treasury Notes, 0.625%, 12/31/27  106,375 97,936
U.S. Treasury Notes, 1.50%, 1/31/27  308,150 295,956
U.S. Treasury Notes, 3.25%, 6/30/27  224,195 221,366
U.S. Treasury Notes, 3.50%, 9/30/29  51,240 50,359
U.S. Treasury Notes, 3.625%, 8/31/29 (13) 153,940 152,112
U.S. Treasury Notes, 3.75%, 4/30/27  84,260 84,007
U.S. Treasury Notes, 3.875%, 11/30/27  212,795 212,770
U.S. Treasury Notes, 3.875%, 8/15/34  86,465 83,327
U.S. Treasury Notes, 4.00%, 10/31/29  30,180 30,248
U.S. Treasury Notes, 4.00%, 3/31/30  16,555 16,587
U.S. Treasury Notes, 4.125%, 10/31/26  163,010 163,207
U.S. Treasury Notes, 4.125%, 9/30/27  228,435 229,693
U.S. Treasury Notes, 4.125%, 10/31/27  7,870 7,913
U.S. Treasury Notes, 4.125%, 10/31/29  97,625 98,342
U.S. Treasury Notes, 4.125%, 3/31/32  174,810 174,496
U.S. Treasury Notes, 4.25%, 1/31/30  140,920 142,693
U.S. Treasury Notes, 4.25%, 11/15/34  61,215 60,641
U.S. Treasury Notes, 4.375%, 12/31/29  188,070 191,405
U.S. Treasury Notes, 4.375%, 5/15/34  448,030 449,430
U.S. Treasury Notes, 4.50%, 5/15/27  113,000 114,214
U.S. Treasury Notes, 4.625%, 9/15/26  469,612 472,859
U.S. Treasury Notes, 4.625%, 10/15/26 (13) 266,665 268,707
U.S. Treasury Notes, 4.625%, 2/15/35  167,935 171,149
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $5,971,499) 5,844,732
SHORT-TERM INVESTMENTS  2.0%
Money Market Funds  2.0%
T. Rowe Price Government Reserve Fund, 4.38% (7)(14) 314,297 314,297
Total Short-Term Investments
(Cost $314,297) 314,297

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL  0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.38% (7)(14) 3,331 3,331
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 3,331
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.38% (7)(14) 55,777 55,777
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 55,777
Total Securities Lending Collateral
(Cost $59,108) 59,108
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year Interest Rate Swap,
7/11/55 Pay Fixed 4.55%
Annually, Receive Variable
4.35% (SOFR) Annually,
7/9/25 @ 4.55%* (11) 1 178,000 260
Morgan Stanley
SPDR Euro STOXX 50 ETF,
Put, 8/15/25 @ $50.00 (11) 5051 29,897 189
Total Options Purchased (Cost $4,512) 449
Total Investments in Securities
100.6% of Net Assets
(Cost $16,298,217) $ 15,872,765

T. ROWE PRICE New Income Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,645,879 and represents 16.8% of net assets.
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $67,497 and represents 0.4% of net assets.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5) All or a portion of this loan is unsettled as of May 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(6) SEC 30-day yield
(7) Affiliated Companies
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) See Note 4 . All or a portion of this security is on loan at May 31, 2025.
(10) Perpetual security with no stated maturity date.
(11) Non-income producing
(12) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $127,820 and represents 0.8% of net assets.
(13) At May 31, 2025, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar

T. ROWE PRICE New Income Fund

.
.
.
.
.
.
.
.
.
.
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
CZK Czech Koruna
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE New Income Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.3)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.3)%
U.S. Government Agency Obligations  (0.1)%
UMBS, TBA, 3.00%, 6/1/55  26,050,000 (22,162)
(22,162)
U.S. Government Obligations  (0.2)%
Government National Mortgage Assn., TBA, 2.50%, 6/20/55  26,500,000 (22,196)
(22,196)
Total TBA Sales Commitments (Proceeds $(45,041)) (44,358)

T. ROWE PRICE New Income Fund

(Amounts in 000s)
SWAPS 0.3%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.3%
Credit Default Swaps, Protection Sold 0.3%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 1,076,238 23,783 16,177 7,606
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S43, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/30 (EUR) 835,443 21,003 18,799 2,204
Total Centrally Cleared Credit Default Swaps,
Protection Sold 9,810
Interest Rate Swaps (0.0)%
10 Year Interest Rate Swap, Pay Fixed
3.703% Annually, Receive Variable
4.315% (SOFR) Annually, 4/30/35 247,795 3,164 — 3,164
10 Year Interest Rate Swap, Pay Fixed
3.815% Annually, Receive Variable
4.321% (SOFR) Annually, 4/24/35 253,218 875 — 875
10 Year Interest Rate Swap, Pay Fixed
4.002% Annually, Receive Variable
4.297% (SOFR) Annually, 5/16/35 476,166 (5,830) — (5,830)
Total Centrally Cleared Interest Rate Swaps (1,791)
Zero-Coupon Inflation Swaps (0.0)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.533% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 45,669 (5) — (5)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.545% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 45,668 (31) — (31)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.548% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/13/30 108,563 (94) — (94)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.555% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 85,994 (97) — (97)

T. ROWE PRICE New Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.558% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/13/30 114,437 (150) — (150)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.562% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 45,669 (67) — (67)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.439% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/26/35 14,239 59 — 59
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.447% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 23,203 83 — 83
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.454% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/26/35 23,204 67 — 67
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.454% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/26/35 23,132 66 — 66
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.458% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 4,948 13 — 13
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.459% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 32,424 84 — 84
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.520% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/2/35 102,200 (326) — (326)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (398)
Total Centrally Cleared Swaps 7,621
Net payments (receipts) of variation margin to date (9,397)
Variation margin receivable (payable) on centrally cleared swaps $ (1,776)
** Includes interest purchased or sold but not yet collected of $2,532.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 8/22/25 GBP 30,270 USD 40,480 $ 320
Barclays Bank 7/25/25 JPY 20,205,110 USD 143,134 (1,817)
Barclays Bank 7/25/25 NOK 6,915 USD 686 (8)
Barclays Bank 7/25/25 NZD 1,421 USD 856 (5)
Barclays Bank 7/25/25 USD 25,992 NOK 276,483 (1,093)
BNY Mellon 7/25/25 AUD 1,742 USD 1,116 7
Citibank 7/18/25 CZK 121,075 USD 5,473 52
Citibank 7/25/25 CAD 1,974 USD 1,435 8
Citibank 7/25/25 USD 1,388 JPY 203,628 (36)
Deutsche Bank 8/22/25 USD 10,908 EUR 9,570 (19)
HSBC Bank 7/25/25 USD 64,962 JPY 9,040,725 1,730
Nomura Securities
International 7/25/25 NOK 60,541 USD 5,812 118
Standard Chartered 7/18/25 USD 5,484 CZK 121,075 (40)
Standard Chartered 7/25/25 CAD 1,958 USD 1,407 24
Standard Chartered 7/25/25 USD 481 CAD 661 (3)
Standard Chartered 8/22/25 EUR 5,883 USD 6,661 56
Standard Chartered 8/22/25 USD 319,515 EUR 282,213 (2,714)
State Street 7/25/25 CHF 3,737 USD 4,475 98
State Street 7/25/25 NOK 9,361 USD 902 15
State Street 7/25/25 NZD 866 USD 518 1
State Street 8/29/25 USD 7,237 SEK 69,229 (25)
Toronto-Dominion Bank 7/25/25 USD 52,740 CAD 72,827 (483)
UBS Investment Bank 7/25/25 CHF 8,531 USD 10,428 12
UBS Investment Bank 7/25/25 USD 5,532 AUD 8,689 (74)
UBS Investment Bank 7/25/25 USD 33,848 CHF 27,345 386
UBS Investment Bank 7/25/25 USD 10,675 JPY 1,527,258 (7)
UBS Investment Bank 7/25/25 USD 2,189 NZD 3,751 (57)
UBS Investment Bank 8/22/25 EUR 1,533 USD 1,724 26
UBS Investment Bank 8/22/25 USD 43,354 GBP 32,516 (473)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (4,001)

T. ROWE PRICE New Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,364 Euro BOBL contracts 6/25 (184,518) $ 6
Short, 646 Euro BUND contracts 6/25 (96,243) (655)
Short, 307 Government of Canada five year bond
contracts 9/25 (25,545) (184)
Long, 2,523 U.S. Treasury Long Bond contracts 9/25 284,547 3,666
Long, 10,926 U.S. Treasury Notes five year
contracts 9/25 1,182,057 1,986
Short, 1,112 U.S. Treasury Notes ten year
contracts 9/25 (123,154) (117)
Long, 3,792 U.S. Treasury Notes two year
contracts 9/25 786,603 795
Long, 294 Ultra U.S. Treasury Bonds contracts 9/25 34,122 585
Long, 6,169 Ultra U.S. Treasury Notes ten year
contracts 9/25 694,302 4,443
Net payments (receipts) of variation margin to date (9,280)
Variation margin receivable (payable) on open futures contracts $ 1,245

T. ROWE PRICE New Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund
- Z Class, 7.68%  $ — $ (2) $ 28
T. Rowe Price Government Reserve Fund,
4.38% — — 22,900++
Totals $ —# $ (2) $ 22,928+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
5/31/25
T. Rowe Price Institutional
Floating Rate Fund - Z Class,
7.68%  $ 322 $ 28 $ — $ 348
T. Rowe Price Government
Reserve Fund, 4.38% 691,715  ¤  ¤ 373,405
Total $ 373,753^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $22,928 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $373,732.

T. ROWE PRICE New Income Fund
May 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $16,298,217) $ 15,872,765
Receivable for investment securities sold 173,531
Interest receivable 125,559
Due from affiliates 3,450
Unrealized gain on forward currency exchange contracts 2,853
Variation margin receivable on futures contracts 1,245
Receivable for shares sold 1,116
Cash 1,035
Foreign currency (cost $965) 968
Other assets 1,814
Total assets 16,184,336
Liabilities
Payable for investment securities purchased 290,073
Obligation to return securities lending collateral 59,108
TBA Sales Commitments (proceeds $45,041) 44,358
Unrealized loss on forward currency exchange contracts 6,854
Investment management fees payable 4,201
Payable for shares redeemed 2,606
Variation margin payable on centrally cleared swaps 1,776
Payable to directors 9
Other liabilities 457
Total liabilities 409,442
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 15,774,894

T. ROWE PRICE New Income Fund
May 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (3,297,112)
Paid-in capital applicable to 1,999,430,550 shares of $1.00
par value capital stock outstanding; 12,000,000,000 shares
authorized 19,072,006
NET ASSETS $ 15,774,894
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $579,567; Shares outstanding: 73,430,336) $ 7.89
Advisor Class
(Net assets: $7,218; Shares outstanding: 916,647) $ 7.87
R Class
(Net assets: $1,044; Shares outstanding: 132,277) $ 7.89
I Class
(Net assets: $2,044,711; Shares outstanding:
259,169,169) $ 7.89
Z Class
(Net assets: $13,142,354; Shares outstanding:
1,665,782,121) $ 7.89

T. ROWE PRICE New Income Fund
Statement of Operations

($000s)
Year
Ended
5/31/25
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $35) $ 795,000
Dividend 22,972
Securities lending 308
Other 32
Total income 818,312
Expenses
Investment management 53,245
Shareholder servicing
Investor Class $ 1,494
Advisor Class 61
R Class 4
I Class 814 2,373
Rule 12b-1 fees
Advisor Class 19
R Class 5 24
Prospectus and shareholder reports
Investor Class 37
Advisor Class 1
R Class 1
I Class 5
Z Class 6 50
Custody and accounting 585
Registration 123
Directors 55
Legal and audit 38
Miscellaneous 77
Waived / paid by Price Associates (44,817)
Total expenses 11,753
Net investment income 806,559

T. ROWE PRICE New Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (148,046)
Futures (43,641)
Swaps (13,754)
Options written 10,857
Forward currency exchange contracts 3,100
Foreign currency transactions 1,627
Net realized loss (189,857)
Change in net unrealized gain / loss
Securities 259,204
Futures 17,851
Swaps 6,724
Options written 31,605
Forward currency exchange contracts (3,664)
TBA Sales Commitments 683
Other assets and liabilities denominated in foreign currencies 74
Change in net unrealized gain / loss 312,477
Net realized and unrealized gain / loss 122,620
INCREASE IN NET ASSETS FROM OPERATIONS $ 929,179

T. ROWE PRICE New Income Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/25 5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 806,559 $ 735,798
Net realized loss (189,857) (623,111)
Change in net unrealized gain / loss 312,477 85,580
Increase in net assets from operations 929,179 198,267
Distributions to shareholders
Net earnings
Investor Class (29,176) (31,917)
Advisor Class (300) (312)
R Class (38) (36)
I Class (112,610) (108,732)
Z Class (673,533) (601,311)
Decrease in net assets from distributions (815,657) (742,308)
Capital share transactions
*
Shares sold
Investor Class 78,686 88,418
Advisor Class 1,046 751
R Class 239 205
I Class 643,413 563,765
Z Class 1,574,927 2,671,232
Distributions reinvested
Investor Class 27,553 30,533
Advisor Class 294 307
R Class 37 36
I Class 107,729 105,199
Z Class 671,584 605,052
Shares redeemed
Investor Class (247,797) (194,789)
Advisor Class (1,946) (2,198)
R Class (288) (173)
I Class (1,290,233) (682,641)
Z Class (2,490,838) (1,902,211)
Increase (decrease) in net assets from capital
share transactions (925,594) 1,283,486

T. ROWE PRICE New Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/25 5/31/24
Net Assets
Increase (decrease) during period (812,072) 739,445
Beginning of period 16,586,966 15,847,521
End of period $ 15,774,894 $ 16,586,966
*Share information (000s)
Shares sold
Investor Class 9,839 11,176
Advisor Class 131 95
R Class 30 26
I Class 80,305 71,644
Z Class 197,234 338,515
Distributions reinvested
Investor Class 3,450 3,872
Advisor Class 37 39
R Class 5 4
I Class 13,499 13,352
Z Class 84,168 76,787
Shares redeemed
Investor Class (31,074) (24,713)
Advisor Class (244) (279)
R Class (36) (22)
I Class (161,668) (86,380)
Z Class (313,319) (241,018)
Increase (decrease) in shares outstanding (117,643) 163,098

T. ROWE PRICE New Income Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price New Income Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Income
Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to maximize total return through income and capital appreciation. The fund has five classes of shares: the New Income Fund, Inc. (Investor Class), the New Income Fund–
Advisor Class (Advisor Class), the New Income Fund–R Class (R Class),
the New Income Fund–I Class (I Class) and the New Income Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE New Income Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class and R Class each pay Rule 12b-1 fees, in an amount not exceeding 0.25% and
0.50%, respectively, of the class’s average daily net assets.

T. ROWE PRICE New Income Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE New Income Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE New Income Fund

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 9,041,919 $ — $ 9,041,919
Asset-Backed Securities — 1,216,795 21,344 1,238,139
Bank Loans — 583,719 13,970 597,689
Bond Funds 348 — — 348
Corporate Bonds — 3,860,235 21,660 3,881,895
Foreign Government
Obligations & Municipalities — 198,014 2,435 200,449
Non-U.S. Government
Mortgage-Backed Securities — 516,414 20,310 536,724
Preferred Stocks — — 1,748 1,748
Short-Term Investments 314,297 — — 314,297
Securities Lending Collateral 59,108 — — 59,108
Options Purchased — 449 — 449
Total Securities 373,753 15,417,545 81,467 15,872,765
Swaps* — 14,221 — 14,221
Forward Currency Exchange
Contracts — 2,853 — 2,853
Futures Contracts* 11,481 — — 11,481
Total $ 385,234 $ 15,434,619 $ 81,467 $ 15,901,320
Liabilities
TBA Sales Commitments $ — $ 44,358 $ — $ 44,358
Swaps* — 6,600 — 6,600
Forward Currency Exchange
Contracts — 6,854 — 6,854
Futures Contracts* 956 — — 956
Total $ 956 $ 57,812 $ — $ 58,768

T. ROWE PRICE New Income Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
1
Includes Municipal Securities, U.S. Government & Agency Mortgage-Backed Securities
and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE New Income Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 372
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ 15,780
Foreign exchange derivatives Forwards 2,853
Credit derivatives Centrally Cleared Swaps 9,810
Equity derivatives Securities^ 189
^
,*
Total $ 29,004
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 770
Interest rate derivatives Centrally Cleared Swaps, Futures 6,786
Foreign exchange derivatives Forwards 6,854
Total $ 14,410
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE New Income Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 2,087 $ 2,087
Interest rate
derivatives (19,363) 9,993 (43,641) — (1,507) (54,518)
Foreign
exchange
derivatives (1,610) — — 3,100 — 1,490
Credit
derivatives (2,421) 864 — — (14,334) (15,891)
Equity
derivatives 22 — — — — 22
Total $ (23,372) $ 10,857 $ (43,641) $ 3,100 $ (13,754) $ (66,810)

T. ROWE PRICE New Income Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (398) $ (398)
Interest rate
derivatives (392) 31,605 17,851 — (1,791) 47,273
Foreign
exchange
derivatives — — — (3,664) — (3,664)
Credit
derivatives — — — — 8,913 8,913
Equity
derivatives (1,391) — — — — (1,391)
Total $ (1,783) $ 31,605 $ 17,851 $ (3,664) $ 6,724 $ 50,733
^ Options purchased are reported as securities.

T. ROWE PRICE New Income Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2025, securities valued at $7,716,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31, 2025, collateral pledged by counterparties to the fund for bilateral

T. ROWE PRICE New Income Fund

derivatives consisted of $813,000 cash and securities valued at $2,258,000. As of May 31, 2025, securities valued at $156,423,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return;
and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 4% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-
upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying

T. ROWE PRICE New Income Fund

financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations.
Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
May 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 16% and 30% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell,

T. ROWE PRICE New Income Fund

respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 43% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps,

T. ROWE PRICE New Income Fund

premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2025, the notional amount of protection sold by the fund totaled $2,024,842,000 (12.8% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with

T. ROWE PRICE New Income Fund

the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 6% and 24% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE New Income Fund

Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.

T. ROWE PRICE New Income Fund

To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2025, securities valued at $1,752,000 had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for MSFTA Transactions consisted of $507,000 cash as of
May 31, 2025.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns.
While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms

T. ROWE PRICE New Income Fund

which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g., unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested

T. ROWE PRICE New Income Fund

collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
May 31, 2025, the value of loaned securities was $57,113,000; the value of cash collateral and related investments was $59,108,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $5,148,574,000 and $5,354,236,000, respectively, for the year ended May 31, 2025. Purchases and sales of U.S. government securities aggregated $11,438,871,000 and $12,307,285,000, respectively, for the year ended May 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:

T. ROWE PRICE New Income Fund

At May 31, 2025, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2025, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
($000s)
May 31,
2025
May 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 815,657 $ 742,308
($000s)
Cost of investments $ 16,338,301
Unrealized appreciation $ 92,658
Unrealized depreciation (524,973)
Net unrealized appreciation (depreciation) $ (432,315)
($000s)
Overdistributed ordinary income $ (4,050)
Net unrealized appreciation (depreciation) (432,315)
Loss carryforwards and deferrals (2,860,747)
Total distributable earnings (loss) $ (3,297,112)

T. ROWE PRICE New Income Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Prior to
May 1, 2025, Price Associates had entered into a sub-advisory agreement(s)
with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.03% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2025, the effective annual group fee rate was 0.28%.
Effective October 1, 2024, Price Associates has contractually agreed, at least through July 31, 2026, to waive a portion of its management fee so that an individual fund fee of 0.0255% is applied to the fund’s average daily net assets that are equal to or greater than $20 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board.

T. ROWE PRICE New Income Fund

Any fees waived under this agreement are not subject to reimbursement to
Price Associates by the fund. No management fees were waived under this arrangement for the year ended May 31, 2025.
The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated
in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and

T. ROWE PRICE New Income Fund

brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended May 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by
Price Associates in the amount of $2,292,000 remain subject to repayment by the fund at May 31, 2025. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For
the year ended May 31, 2025, expenses incurred pursuant to these service agreements were $129,000 for Price Associates; $1,582,000 for T. Rowe Price
Services, Inc.; and $102,000 for T. Rowe Price Retirement Plan Services, Inc.
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.44% 0.92% 1.08% 0.05% 0.00%
Expense
limitation date 07/31/27 07/31/27 07/31/27 07/31/27 N/A
(Waived)/
repaid during
the period
($000s) $(737) $(35) $(2) $— $(44,043)

T. ROWE PRICE New Income Fund

All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended May 31, 2025, the fund was charged $266,000 for shareholder servicing costs related to the college savings plans, of which $50,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
May 31, 2025, approximately 35% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At May 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.

T. ROWE PRICE New Income Fund

The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-
end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), the fund invests in the Z Class of each underlying Price Fund, for which
Price Associates is contractually obligated to waive and/or bear all of the
Z Class’s expenses, other than interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index

T. ROWE PRICE New Income Fund

and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE New Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price New
Income Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price New Income Fund, Inc. (the
"Fund") as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May
31, 2025 and the financial highlights for each of the five years in the period ended May 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE New Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE New Income Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $44,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $44,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $783,984,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE New Income Fund

APPROVAL OF INVESTMENT MANAGEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
The Adviser had entered into investment subadvisory agreements (Subadvisory
Contracts) with T. Rowe Price International Ltd and T. Rowe Price Hong Kong
Limited (Subadvisers) on behalf of the fund. However, at the Meeting, the Board was presented with information explaining that investment management services would no longer be provided to the fund by these Subadvisers and the Adviser was not seeking continuation of these Subadvisory Contracts. As a result, the Board approved terminating these Subadvisory Contracts with respect to the fund at the end of their term on April 30, 2025.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management

T. ROWE PRICE New Income Fund

team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The
Board noted that, as of December 31, 2024, the fund lagged its benchmark for most performance periods and the fund’s total returns ranked in the 4th quartile for most periods when compared to performance peer groups selected by third-
party data providers. The Adviser provided the Board with information addressing the fund’s performance relative to its benchmarks and performance peers during the applicable periods, the primary reasons for such results, and efforts being undertaken to improve performance. The Board considered the Adviser’s responses and its efforts and plans to improve the fund’s investment performance and noted
that it will continue to periodically review the fund’s performance. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
APPROVAL OF INVESTMENT MANAGEMENT (continued)

T. ROWE PRICE New Income Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in
T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
APPROVAL OF INVESTMENT MANAGEMENT (continued)

T. ROWE PRICE New Income Fund

The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management
APPROVAL OF INVESTMENT MANAGEMENT (continued)

T. ROWE PRICE New Income Fund

fee ranked in the third quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group,
Advisor Class Expense Group, and Expense Universe), and the fund’s total expenses ranked in the second quintile (Investor Class Expense Group and
Expense Universe) and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F43-050 7/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Income Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2025